UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Global
Trust
January 31, 2023
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Franklin International Growth Fund Franklin International Small Cap Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended January 31, 2023, stocks
rallied amid signs of a more stable global economy despite
pressure from higher inflation and interest rates. Prices of oil and other commodities that spiked after Russia’s invasion
of Ukraine returned to or near prior levels, helping to curb inflation. China ended its strict zero-COVID policy, which
investors hoped would boost global economic growth, and
China’s economy grew on an annual basis in 2022’s last
two quarters. A potentially slower pace of U.S. Federal
Reserve interest-rate hikes and improved developing nation
economies boosted emerging markets. Eurozone economies
grew slowly in 2022’s second half. The European Central
Bank increased its key rate to combat inflation. Although
the war in Ukraine and sanctions against Russia disrupted
Europe’s natural gas supply, alternative sources and lower
use helped maintain supplies at historically high levels.
In this environment, stocks in global developed markets
excluding the U.S. and Canada, as measured by the MSCI
Europe, Australasia and Far East Index-NR (net of tax
withholding when dividends are paid), posted a +9.52% total
return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
Franklin Global Trust’s semiannual report includes more
detail about prevailing conditions and discussions about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward D. Perks, CFA
President and Chief Executive Officer -
Investment Management
Franklin Global Trust
This letter reflects our analysis and opinions as of January
31, 2023, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin International Growth Fund 4
Franklin International Small Cap Fund 10
Financial Highlights and Schedules of Investments 16
Financial Statements 31
Notes to Financial Statements 35
Shareholder Information 47
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +2.45%
total return for the six months ended January 31, 2023.
1
Despite continued challenges from elevated inflation and
higher interest rates, stocks gained amid signs of resilience in the global economy. The price of oil fell, and several other commodities that were disrupted by Russia’s invasion of
Ukraine stabilized at or near their pre-war prices, easing
inflationary pressure. China ended its restrictive zero-COVID policy, prompting investor optimism that a return to normal
conditions would benefit global growth.
In the U.S., gross domestic product growth resumed in the
second half of 2022, rebounding from a contraction in the
first half of the year. Increasing consumer and government
spending, rising inventories and strong nonresidential fixed investment boosted economic growth. Meanwhile, inflation,
which remained heightened relative to recent decades,
showed signs of easing. The annual inflation rate, as
measured by the consumer price index, declined for each of
the final five months of 2022.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate three times
during the period to end at a range of 4.25%–4.50%. In its
December 2022 meeting, the Fed raised interest rates by
50 basis points (bps), a decrease from the previous 75 bps
raise, although it stated it anticipates ongoing interest rate increases. The Fed noted that inflation remained elevated,
spending and production grew, job growth remained
robust and the unemployment rate continued to be low.
Furthermore, the Fed maintained its policy of reducing its
accumulated bond holdings and decreasing the size of its
balance sheet.
Economies in the eurozone maintained a slow growth rate in
2022’s third and fourth quarters. The European Central Bank
continued to raise interest rates during the six-month period, opting to increase its benchmark rate at each of its three
meetings to fight growing inflation. While the ongoing war in
Ukraine and subsequent sanctions against Russia disrupted
the supply of natural gas to Europe, alternate supplies
and reduced industrial consumption helped maintain gas
inventories at historically high levels. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a +11.04% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a +5.09% total return for the six-month period.
1
Japan’s
economy weakened in 2022’s third quarter amid tepid
consumer spending and decelerating growth in business
investment. China’s economy grew on an annual basis in
the third and fourth quarters of 2022. In December 2022,
China loosened its strict zero-COVID policy, lifting a potential barrier to continued growth and driving gains in China’s
equity market.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +4.92% total return
for the six months under review.
1
Indications the Fed may
reduce the pace of interest rate increases boosted stocks
in developing nations that are adversely affected by high
interest rates in the U.S. The U.S. dollar declined slightly against many emerging market currencies, easing pressure
on countries that rely on imported commodities denominated
in U.S. dollars. Improving macroeconomic conditions also led to increased investor interest in emerging markets late in the reporting period.
The foregoing information reflects our analysis and opinions as of January 31, 2023. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
Franklin International Growth Fund
This semiannual report for Franklin International Growth
Fund covers the period ended January 31, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by normally
investing predominantly in equity securities, primarily
common stock, of mid- and large-capitalization companies,
generally those with market capitalizations greater than $2
billion, located outside the U.S., and may invest up to 20%
of its net assets in emerging market countries. The Fund
considers international companies to be those organized
under the laws of a country outside of the U.S. or having a
principal office in a country outside of the U.S., or whose
securities are listed or traded principally on a recognized
stock exchange or over-the-counter market outside of the
U.S.
Performance Overview
For the six months ended January 31, 2023, the Fund’s
Class A shares posted a +5.10% cumulative total return.
In comparison, the Fund’s benchmark, the MSCI Europe,
Australasia, Far East (EAFE) Index-NR, which is designed to
measure the equity market performance of global developed
markets excluding the U.S. and Canada, posted a +9.52%
cumulative total return.
1
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We employ a disciplined, bottom-up investment approach to
identify attractive investment opportunities that have higher expected revenue and earnings growth than their peers. We
use a growth investment style and in-depth, fundamental
research to identify high-quality companies, across all
industry groups, with sustainable business models that
offer the most attractive combination of growth, quality and valuation. The Fund, from time to time, may have significant investments in a particular sector or country, such as
technology.
Manager’s Discussion
Over the six-month period through January 31, 2023, the
Franklin International Growth Fund underperformed its
benchmark index, the MSCI EAFE Index-NR. Stock selection
in the materials, industrials and health care sectors were
among the most significant detractors, while consumer
discretionary and information technology (IT) supported
performance during the reporting period.
In materials, Netherlands-based human and animal nutrition
company Koninklijke DSM hindered relative results. Its
stock has been relatively weak as consensus earnings
expectations for 2023 have come down, coupled with
rumors of a delay in the sale of the company’s materials
business given the market environment. We believe the
sale will be completed as funding has been secured and
the environment has not materially changed since the
announcement in May 2022.
Clarivate, a U.K.-based information services firm, detracted from results in the industrials sector after disclosing
financial results that were encouraging overall but revealed a slowdown in sales growth, with signs of weakness in
organic subscription revenue. The company also lowered
its 2022 guidance, citing adverse currency trends and
macroeconomic uncertainty.
In health care, Evotec, a Germany-based contract
development and manufacturing organization, held back
relative returns. Evotec reported results largely in line with analyst expectations, with the demand side looking strong for
Geographic Composition
1/31/23
% of Total
Net Assets
Europe 67.9%
North America 11.9%
Australia & New Zealand 5.4%
Middle East & Africa 4.3%
Latin America & Caribbean 4.2%
Asia 2.5%
Short-Term Investments & Other Net Assets 3.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
21
.

Franklin International Growth Fund

franklintempleton.com
Semiannual Report
its business, but downgraded its earnings guidance for the
year due to the impact of inflation.
Other notable detractors during the reporting period included
Sweden-based media and broadcasting company Viaplay
Group. Viaplay was impacted by negative sentiment
surrounding the significant selloff in Netflix (not a Fund
holding) after its disappointing results. Later in the period, the stock was impacted by negative sentiment surrounding
the economic sensitivity of the business model primarily on
more mature Nordic markets.
Relative performance in the IT sector was pressured by
NICE, an Israel-based vendor for the contact center market.
NICE’s shares rose but lagged the benchmark index
after the company reported only a small earnings beat,
disappointing investors as the results were due primarily to currency fluctuations.
In contrast, shares of Latin American marketplace operator
MercadoLibre rebounded late in the reporting period,
finishing the period with a large gain, supporting relative
Fund performance in the consumer discretionary sector. Its
shares advanced in January 2023 as its competitor, Brazilian retailer Americanas (not a Fund holding) became embroiled
in an accounting scandal which resulted in the abrupt
departure of Americanas’ chief executive officer. Americanas has a nearly solid market share in Brazil and we therefore
believe MercadoLibre stands to benefit should Americanas’
accounting woes worsen.
Performance in the IT sector was enhanced by Shopify, a
Canada-based e-commerce solutions provider. Its shares
advanced after the company reported better-than-expected
Black Friday and Cyber Monday sales results. Later in the
reporting period, Shopify announced price increases for
some of their plans, which we believe will provide a tailwind to revenue for the coming years.
In financials, Italy-based online brokerage bank FinecoBank
Banca Fineco boosted results. FinecoBank’s shares rallied
late in the period after the company released encouraging
third-quarter 2022 revenue and net-profit figures. The
company also upgraded its net interest income guidance for
the coming year.
German aircraft engine manufacturer MTU Aero Engines
supported returns in the industrials sector. MTU reported
multiple sets of quarterly financial results with much
stronger-than-expected margins, leading to profits that beat analysts' consensus estimates in the first quarter of 2022
and increasing guidance after the third-quarter results.
Top 10 Countries
1/31/23
a
% of Total
Net Assets
a a
Germany 15.0%
Netherlands 10.6%
United Kingdom 10.3%
Denmark 9.7%
United States 8.7%
Switzerland 8.0%
Australia 5.4%
Spain 4.2%
Brazil 4.2%
Ireland 4.0%
Top 10 Industries
1/31/23
.
% of Total
Net Assets
a a
IT Services 14.4%
Software 10.3%
Capital Markets 9.1%
Media 7.8%
Chemicals 7.3%
Health Care Equipment & Supplies 6.8%
Biotechnology 6.1%
Professional Services 4.8%
Aerospace & Defense 4.2%
Internet & Direct Marketing Retail 4.2%
Top 10 Holdings
1/31/23
Company
Industry , Country
% of Total
Net Assets
a a
MTU Aero Engines AG 4.2%
Aerospace & Defense, Germany
MercadoLibre, Inc. 4.2%
Internet & Direct Marketing Retail, Brazil
Keywords Studios plc 4.0%
IT Services, Ireland
ASML Holding NV 4.0%
Semiconductors & Semiconductor Equipment,
Netherlands
CTS Eventim AG & Co. KGaA 3.9%
Entertainment, Germany
Amadeus IT Group SA 3.9%
IT Services, Spain
FinecoBank Banca Fineco SpA 3.8%
Banks, Italy
Alcon, Inc. 3.7%
Health Care Equipment & Supplies, Switzerland
Nice Ltd. 3.6%
Software, Israel
Sika AG 3.5%
Chemicals, Switzerland

Franklin International Growth Fund

franklintempleton.com
Semiannual Report
Genmab, a Denmark-based biotechnology firm focused on
cancer treatments, bolstered relative returns in the health
care sector. The company reported revenues that beat
consensus estimates, despite multiple revenue lines already
having been disclosed by partners. Genmab also raised its
2022 guidance, with revenue boosted by favorable sales
figures for its drug Darzalex.
Thank you for your continued participation in Franklin
International Growth Fund. We look forward to serving your
future investment needs.
John Remmert
Lead Portfolio Manager
Patrick McKeegan, CFA
Donald G. Huber, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of January 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of January 31, 2023
Franklin International Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +5.10% -0.69%
1-Year -11.70% -16.56%
5-Year +13.07% +1.33%
10-Year +73.96% +5.10%
Advisor
6-Month +5.27% +5.27%
1-Year -11.49% -11.49%
5-Year +14.48% +2.74%
10-Year +78.49% +5.96%
See page 8 for Performance Summary footnotes.

Franklin International Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 11/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/22–1/31/23)
Share Class
Long-Term
Capital Gain
A $0.2498
C $0.2498
R $0.2498
R6 $0.2498
Advisor $0.2498
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.11% 1.15%
Advisor 0.86% 0.90%

Your Fund’s Expenses
Franklin International Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 8/1/22
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,051.00 $5.74 $1,019.61 $5.65 1.11%
C $1,000 $1,047.40 $9.60 $1,015.83 $9.45 1.86%
R $1,000 $1,049.90 $7.03 $1,018.34 $6.92 1.36%
R6 $1,000 $1,053.20 $3.88 $1,021.43 $3.82 0.75%
Advisor $1,000 $1,052.70 $4.45 $1,020.87 $4.38 0.86%

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Semiannual Report
Franklin International Small Cap Fund
This semiannual report for Franklin International Small
Cap Fund covers the period ended January 31, 2023. As
previously communicated, on December 14, 2022, the Board
of Trustees of Franklin Global Trust, on behalf of Franklin
International Small Cap Fund (the “Fund”), approved a
proposal to liquidate and dissolve the Fund. The liquidation occurred on March 3, 2023, and the proceeds of the
Fund were delivered to shareholders. Refer to the Fund’s
prospectus supplements dated December 15, 2022, and
February 23, 2023, for more information. If you have any
questions, please contact your financial professional.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by normally
investing at least 80% of its net assets in a diversified
portfolio of marketable equity and equity-related securities
(primarily common stock) of smaller international companies
with market capitalizations not exceeding $5 billion (or
the equivalent in local currencies), or the highest market
capitalization of the MSCI Europe, Australasia and Far East
(EAFE) Small Cap Index, whichever is greater, at the time
of purchase. The Fund considers international companies
to be those organized under the laws of a country outside of the U.S. or having a principal office in a country outside of the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market
outside of the U.S. The Fund may invest a portion of its
assets in emerging markets securities and may, from time
to time, have significant investments in a particular sector or country, such as industrials.
Performance Overview
For the six months ended January 31, 2023, the Fund’s
Class A shares posted a +10.73% cumulative total return.
In comparison, the Fund’s benchmark, the MSCI EAFE
Small Cap Index-NR, which is designed to measure
the performance of small-cap equity securities in global
developed markets excluding the U.S. and Canada, posted
a +5.25% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
In choosing individual equity investments, we use a
fundamental, bottom-up approach involving in-depth
proprietary analysis of individual equity securities. In
narrowing down the universe of eligible investments, we
employ a quantitative and qualitative approach to identify
smaller international companies that we believe have the
potential to generate attractive returns with lower downside risk. These companies tend to have proprietary products
and services, which can sustain a longer-term competitive
advantage, and tend to have a higher probability of
maintaining a strong balance sheet and/or generating cash
flow. After we identify a company, we conduct a thorough
analysis to establish its earnings prospects and determine its value. Overall, we seek to invest in quality companies with
attractive valuations.
We do not select investments for the Fund that are merely
representative of the small cap asset class, but instead aim to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive potential.
Although we seek to outperform the MSCI EAFE Small
Cap Index-NR, the Fund may take positions that are not
represented in the index.
Geographic Composition
1/31/23
% of Total
Net Assets
Europe 59.4%
Asia 18.9%
North America 4.9%
Latin America & Caribbean 1.6%
Middle East & Africa 1.1%
Other 0.7%
Short-Term Investments & Other Net Assets 13.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
28
.

Franklin International Small Cap Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
The Franklin International Small Cap Fund outperformed
its MSCI EAFE Small Cap Index-NR benchmark for the
six-month period ending January 31, 2023. On an absolute
basis, the Fund had gains across five of the 11 sectors
in which it was invested. The financials, industrials and
materials sectors were the primary contributors to returns,
while the energy, consumer staples and information
technology sectors were the main detractors.
On a relative basis, both stock selection and sector
allocation effects contributed to performance. Stock selection in the financials, industrials, materials, health care and real estate sectors, underweight allocations to the real estate
and health care sectors and overweight allocations to the
energy and industrials sectors aided relative returns. In
contrast, stock selection in the energy, consumer staples
and consumer discretionary sectors detracted from relative
performance. On a regional basis, stock selection within
Europe ex U.K., North America and Japan, overweight
allocations to emerging markets and North America and an
underweight allocation to Japan positively contributed. Stock selection within emerging markets, Asia ex Japan and the
U.K. as well as an underweight allocation to Asia ex Japan
weighed on returns.
Cargotec, in the industrials sector, is a Finnish provider
of cargo and load handling solutions including cranes,
forklifts and software solutions for ports, terminals and other distribution centers. Cargotec delivered strong earnings
results which exceeded expectations and announced
aggressive long-term margin targets for its mobile port
equipment and truck cranes divisions. The market also
rewarded the company’s strategy to divest its ship deck
equipment business, although with a longer time horizon due
to the current macroeconomic environment.
BAWAG Group, in the financials sector, is an Austrian bank
which provides various banking products and services.
BAWAG’s stock increased during the period on the back
of the bank’s improving net interest income and strong
cost controls, which have enabled the bank to generate
significant returns on capital. The company’s management
has made returning cash to shareholders a top priority,
and we believe that this focus on capital return could even
exceed its current guidance given BAWAG’s excessive
capital positioning.
Sydbank, in the financials sector, is a Danish bank which
provides various banking products and services to corporate
and retail customers. The company’s stock price rose
during the period, driven by improving net interest income
trends and greater trading income. We believe the company
continues to be of the highest quality among Danish banks,
and the company’s commitment to returning capital to
shareholders will continue to drive strong performance.
Melco International Development (not held at period-end),
in the consumer discretionary sector, develops, owns and
operates a network of casino gaming and entertainment
casino resorts. The company’s flagship destination, Melco
Resorts in Macau, continued to see restricted tourism traffic into Macau in 2022’s fourth quarter due to strict COVID-19
border patrols in China. However, as China normalizes
from these lockdowns and consumer travel rebounds to its
historical trends, we believe Melco’s business should see
meaningful improvement.
Serica Energy, in the energy sector, is a U.K.-based
upstream oil and natural gas exploration and production
company. The company’s stock price underperformed
during the period due to its announcement of its acquisition of Tailwind Energy, which was not received favorably by
investors due to the size of Tailwind relative to Serica, and
Top 10 Countries
1/31/23
a
% of Total
Net Assets
a a
United Kingdom 15.5%
Japan 15.1%
Spain 8.4%
Italy 7.9%
Denmark 4.5%
Finland 4.4%
Canada 3.6%
Austria 3.4%
Netherlands 3.0%
Switzerland 2.7%
Top 10 Industries
1/31/23
.
% of Total
Net Assets
a a
Machinery 13.8%
Banks 13.4%
Trading Companies & Distributors 6.0%
Metals & Mining 5.7%
Oil, Gas & Consumable Fuels 3.9%
Real Estate Management & Development 2.8%
Construction Materials 2.7%
Specialty Retail 2.6%
Energy Equipment & Services 2.6%
Construction & Engineering 2.5%

Franklin International Small Cap Fund

franklintempleton.com
Semiannual Report
the stock sold off since new shares would be issued to
finance the purchase.
Goodbaby International (not held at period-end), in the
consumer discretionary sector, is a China-based designer
and manufacturer of durable juvenile products including
strollers, car seats, cribs and other products. Despite the
company generating better-than-expected revenues, the
share price declined due to the company’s struggles with
persistent supply-chain issues. Although the company has
been able to successfully increase prices to offset the higher costs of components, the increase has yet to materialize in
the company’s profitability.
On January 1, 2023, Paul D. Ehrlichman and Safa R.
Muhtaseb stepped off the Fund. Their responsibilities have
been allocated to others on the portfolio management team.
Thank you for your participation in Franklin International
Small Cap Fund. It has been a pleasure serving your
investment needs.
Sean M. Bogda, CFA
Grace Su
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of January 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
1/31/23
Company
Industry, Country
% of Total
Net Assets
a aa
BAWAG Group AG 3.4%
Banks, Austria
Cargotec OYJ 2.8%
Machinery, Finland
Sydbank A/S 2.7%
Banks, Denmark
Pason Systems, Inc. 2.6%
Energy Equipment & Services, Canada
Yellow Cake plc 2.5%
Trading Companies & Distributors, United
Kingdom
Maire Tecnimont SpA 2.5%
Construction & Engineering, Italy
Morgan Advanced Materials plc 2.4%
Machinery, United Kingdom
Eurobank Ergasias Services and Holdings SA 2.4%
Banks, Greece
Tethys Oil AB 2.1%
Oil, Gas & Consumable Fuels, Sweden
AMG Advanced Metallurgical Group NV 2.1%
Metals & Mining, Netherlands

Performance Summary as of January 31, 2023
Franklin International Small Cap Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +10.73%
5
+4.64%
1-Year -5.92% -11.09%
5-Year -23.31% -6.24%
10-Year +29.54% +2.04%
Advisor
6-Month +10.86%
5
+10.86%
5
1-Year -5.76% -5.76%
5-Year -22.29% -4.92%
10-Year +32.84% +2.88%
See page 14 for Performance Summary footnotes.

Franklin International Small Cap Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund is intended for long-term investors who are comfortable with fluctuation in the value of their investment, especially over the short term. Smaller, relatively new and/or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Investments in emerging markets involve heightened risks relating to the same factors.
The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be consid-
ered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 11/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 1/31/23 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/22–1/31/23)
Share Class
Net Investment
Income
A $0.8927
C $0.8196
R $0.8694
R6 $0.9262
Advisor $0.9145
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.30% 1.62%
Advisor 1.05% 1.37%

Your Fund’s Expenses
Franklin International Small Cap Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 8/1/22
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,107.30 $6.91 $1,018.65 $6.62 1.30%
C $1,000 $1,103.60 $10.8 9 $1,014.85 $10.43 2.05%
R $1,000 $1,105.90 $8.20 $1,017.42 $7.86 1.55%
R6 $1,000 $1,109.90 $5.01 $1,020.45 $4.80 0.94%
Advisor $1,000 $1,108.60 $5.60 $1,019.90 $5.36 1.05%

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
L
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.60 $22.76 $18.34 $14.62 $15.31 $13.18
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) (0.06) (0.09) (0.04) 0.04 0.06
Net realized and unrealized gains (losses) 0.81 (6.72) 4.99 3.78 (0.50) 2.26
Total from investment operations ........ 0.77 (6.78) 4.90 3.74 (0.46) 2.32
Less distributions from:
Net investment income .............. — (0.17) — (0.02) (0.03) —
Net realized gains ................. (0.25) (0.21) (0.48) — (0.20) (0.19)
Total distributions ................... (0.25) (0.38) (0.48) (0.02) (0.23) (0.19)
Net asset value, end of period .......... $16.12 $15.60 $22.76 $18.34 $14.62 $15.31
Total return
c
....................... 5.10% (30.19)% 26.98% 25.52% (2.62)% 17.73%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.15% 1.13% 1.17% 1.19% 1.27%
Expenses net of waiver and payments by
affiliates .......................... 1.11% 1.11% 1.11%
e
1.10%
e
1.05%
e
1.15%
e
Net investment income (loss) .......... (0.56)% (0.32)% (0.41)% (0.25)% 0.32% 0.43%
Supplemental data
Net assets, end of period (000’s) ........ $487,025 $528,966 $961,676 $579,893 $289,944 $161,607
Portfolio turnover rate ................ 4.19% 17.92% 14.47% 37.51% 18.11% 58.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.70 $21.48 $17.46 $14.00 $14.74 $12.80
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.09) (0.20) (0.23) (0.15) (0.06) (0.03)
Net realized and unrealized gains (losses) 0.76 (6.34) 4.73 3.61 (0.48) 2.16
Total from investment operations ........ 0.67 (6.54) 4.50 3.46 (0.54) 2.13
Less distributions from:
Net investment income .............. — (0.03) — — — —
Net realized gains ................. (0.25) (0.21) (0.48) — (0.20) (0.19)
Total distributions ................... (0.25) (0.24) (0.48) — (0.20) (0.19)
Net asset value, end of period .......... $15.12 $14.70 $21.48 $17.46 $14.00 $14.74
Total return
c
....................... 4.74% (30.73)% 26.04% 24.63% (3.34)% 16.76%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.95% 1.90% 1.88% 1.92% 1.94% 2.02%
Expenses net of waiver and payments by
affiliates .......................... 1.86% 1.86% 1.86%
e
1.85%
e
1.80%
e
1.90%
e
Net investment (loss) ................ (1.31)% (1.08)% (1.15)% (0.98)% (0.43)% (0.32)%
Supplemental data
Net assets, end of period (000’s) ........ $29,070 $32,663 $62,560 $39,440 $27,397 $22,542
Portfolio turnover rate ................ 4.19% 17.92% 14.47% 37.51% 18.11% 58.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.37 $22.48 $18.16 $14.50 $15.21 $13.16
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.06) (0.10) (0.12) (0.07) —
c
0.04
Net realized and unrealized gains (losses) 0.80 (6.64) 4.92 3.73 (0.48) 2.22
Total from investment operations ........ 0.74 (6.74) 4.80 3.66 (0.48) 2.26
Less distributions from:
Net investment income .............. — (0.16) — — (0.03) (0.02)
Net realized gains ................. (0.25) (0.21) (0.48) — (0.20) (0.19)
Total distributions ................... (0.25) (0.37) (0.48) — (0.23) (0.21)
Net asset value, end of period .......... $15.86 $15.37 $22.48 $18.16 $14.50 $15.21
Total return
d
....................... 4.99% (30.37)% 26.69% 25.24% (2.88)% 17.34%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.45% 1.40% 1.38% 1.41% 1.43% 1.49%
Expenses net of waiver and payments by
affiliates .......................... 1.36% 1.36% 1.35%
f
1.35%
f
1.29%
f
1.37%
f
Net investment income (loss) .......... (0.82)% (0.55)% (0.58)% (0.45)% 0.08% 0.21%
Supplemental data
Net assets, end of period (000’s) ........ $5,725 $5,940 $8,630 $2,365 $1,848 $1,086
Portfolio turnover rate ................ 4.19% 17.92% 14.47% 37.51% 18.11% 58.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.72 $22.94 $18.44 $14.69 $15.34 $13.25
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.01) 0.01 (0.01) 0.03 0.08 0.12
Net realized and unrealized gains (losses) 0.82 (6.76) 5.01 3.79 (0.48) 2.26
Total from investment operations ........ 0.81 (6.75) 5.00 3.82 (0.40) 2.38
Less distributions from:
Net investment income .............. — (0.26) (0.02) (0.07) (0.05) (0.10)
Net realized gains ................. (0.25) (0.21) (0.48) — (0.20) (0.19)
Total distributions ................... (0.25) (0.47) (0.50) (0.07) (0.25) (0.29)
Net asset value, end of period .......... $16.28 $15.72 $22.94 $18.44 $14.69 $15.34
Total return
c
....................... 5.32% (29.93)% 27.44% 26.08% (2.26)% 18.15%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.80% 0.78% 0.81% 0.84% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75% 0.73%
e
0.71%
e
0.66%
e
0.71%
e
Net investment income (loss) .......... (0.20)% 0.04% (0.03)% 0.17% 0.71% 0.87%
Supplemental data
Net assets, end of period (000’s) ........ $307,223 $346,328 $548,647 $379,331 $344,257 $83,292
Portfolio turnover rate ................ 4.19% 17.92% 14.47% 37.51% 18.11% 58.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.68 $22.89 $18.40 $14.66 $15.33 $13.24
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.02) (0.01) (0.04) —
c
0.09 0.10
Net realized and unrealized gains (losses) 0.82 (6.76) 5.01 3.79 (0.51) 2.26
Total from investment operations ........ 0.80 (6.77) 4.97 3.79 (0.42) 2.36
Less distributions from:
Net investment income .............. — (0.23) (—)
c
(0.05) (0.05) (0.08)
Net realized gains ................. (0.25) (0.21) (0.48) — (0.20) (0.19)
Total distributions ................... (0.25) (0.44) (0.48) (0.05) (0.25) (0.27)
Net asset value, end of period .......... $16.23 $15.68 $22.89 $18.40 $14.66 $15.33
Total return
d
....................... 5.27% (30.04)% 27.31% 25.90% (2.45)% 17.98%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.90% 0.88% 0.92% 0.94% 1.02%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.86% 0.86%
f
0.85%
f
0.80%
f
0.90%
f
Net investment income (loss) .......... (0.31)% (0.07)% (0.17)% 0.03% 0.57% 0.68%
Supplemental data
Net assets, end of period (000’s) ........ $789,412 $975,415 $1,665,974 $1,158,652 $863,973 $294,254
Portfolio turnover rate ................ 4.19% 17.92% 14.47% 37.51% 18.11% 58.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Schedule of Investments (unaudited), January 31, 2023
Franklin International Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.2%
Aerospace & Defense 4.2%
MTU Aero Engines AG ................................. Germany 270,000 $ 67,479,484
Air Freight & Logistics 3.4%
DSV A/S ............................................ Denmark 330,000 54,595,134
Banks 3.8%
FinecoBank Banca Fineco SpA ........................... Italy 3,450,000 61,936,762
Biotechnology 6.1%
CSL Ltd. ............................................ United States 254,000 53,636,045
a
Genmab A/S ......................................... Denmark 117,000 45,854,603
99,490,648
Capital Markets 9.1%
Deutsche Boerse AG ................................... Germany 300,000 53,685,158
Intermediate Capital Group plc ........................... United Kingdom 3,106,000 53,444,100
Macquarie Group Ltd. .................................. Australia 300,000 40,025,553
147,154,811
Chemicals 7.3%
Koninklijke DSM NV ................................... Netherlands 410,000 52,729,238
Sika AG ............................................ Switzerland 200,000 56,829,376
Symrise AG ......................................... Germany 80,000 8,505,162
118,063,776
Containers & Packaging 0.7%
a
SIG Group AG ....................................... Switzerland 470,000 11,649,412
Diversified Telecommunication Services 0.3%
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 120,000 4,702,777
Entertainment 3.9%
a
CTS Eventim AG & Co. KGaA ............................ Germany 898,933 63,105,072
Health Care Equipment & Supplies 6.8%
Alcon, Inc. ........................................... Switzerland 798,000 60,215,933
Asahi Intecc Co. Ltd. ................................... Japan 195,400 3,428,924
Cochlear Ltd. ........................................ Australia 310,000 46,837,116
110,481,973
Internet & Direct Marketing Retail 4.2%
a
MercadoLibre, Inc. .................................... Brazil 57,000 67,356,330
IT Services 14.4%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 36,000 54,431,159
a
Amadeus IT Group SA ................................. Spain 1,000,860 63,061,034
Keywords Studios plc .................................. Ireland 1,840,000 64,624,502
a
Shopify, Inc., A ....................................... Canada 1,050,000 51,733,500
233,850,195
Life Sciences Tools & Services 3.1%
a
Evotec SE ........................................... Germany 2,550,000 50,143,161
Media 7.8%
a
Ascential plc ......................................... United Kingdom 14,800,000 49,043,741
CyberAgent, Inc. ...................................... Japan 3,960,000 37,042,290
a
Viaplay Group AB, B ................................... Sweden 1,602,975 39,574,321
125,660,352
Pharmaceuticals 0.7%
Hikma Pharmaceuticals plc .............................. Jordan 540,000 11,422,757

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
See Abbreviations on page 46 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 4.8%
a
Clarivate plc ......................................... United States 3,050,000 $ 33,916,000
Experian plc ......................................... United Kingdom 1,200,000 43,881,626
77,797,626
Semiconductors & Semiconductor Equipment 4.0%
ASML Holding NV ..................................... Netherlands 97,000 64,182,758
Software 10.3%
a
CyberArk Software Ltd. ................................. United States 378,813 53,367,175
a
Nice Ltd., ADR ....................................... Israel 280,000 58,080,400
SimCorp A/S ......................................... Denmark 800,000 56,027,210
167,474,785
Trading Companies & Distributors 1.3%
RS Group plc ........................................ United Kingdom 1,800,000 20,925,699
Total Common Stocks (Cost $1,324,105,046) ....................................
1,557,473,512
Short Term Investments 3.8%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.8%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 3.969% .... United States 61,025,601 61,025,601
Total Money Market Funds (Cost $61,025,601) ..................................
61,025,601
Total Short Term Investments (Cost $61,025,601 ) ................................
61,025,601
a
Total Investments (Cost $1,385,130,647) 100.0% ................................
$1,618,499,113
Other Assets, less Liabilities (0.0)%
†
...........................................
(43,863)
Net Assets 100.0% ...........................................................
$1,618,455,250
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2023, the aggregate value of these securities was $59,133,936, representing 3.7% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.51 $16.53 $11.56 $16.48 $19.68 $20.61
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.38 0.55
c
0.02 0.20 0.47
Net realized and unrealized gains (losses) 1.32 (3.40) 4.42 (4.05) (2.87) 0.41
Total from investment operations ........ 1.33 (3.02) 4.97 (4.03) (2.67) 0.88
Less distributions from:
Net investment income .............. (0.89) — — — (0.27) (1.23)
Net realized gains ................. — — — (0.89) (0.26) (0.58)
Total distributions ................... (0.89) — — (0.89) (0.53) (1.81)
Net asset value, end of period .......... $13.95 $13.51 $16.53 $11.56 $16.48 $19.68
Total return
d
....................... 10.65% (18.27)% 42.99%
e
(25.96)% (13.49)% 4.32%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.42% 1.62% 1.74% 1.59% 1.41% 1.38%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.30%
g
1.30%
g
1.62%
g
1.58%
h
1.41%
g
1.38%
g
Net investment income ............... 0.22% 2.42% 3.80%
c
0.13% 1.11% 2.32%
Supplemental data
Net assets, end of period (000’s) ........ $35,789 $41,420 $55,460 $48,963 $95,528 $142,505
Portfolio turnover rate ................ 4.77% 29.57% 114.68% 28.08% 11.86% 26.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.11)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Includes the effect of a payment to be received from affiliated parties from a NAV error reimbursement. In the absence of such payment, the Fund's total return would have been 42.91%.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.01 $16.03 $11.31 $16.25 $19.42 $20.36
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.03) 0.22 0.46
c
(0.09) 0.06 0.32
Net realized and unrealized gains (losses) 1.27 (3.24) 4.26 (3.96) (2.82) 0.39
Total from investment operations ........ 1.24 (3.02) 4.72 (4.05) (2.76) 0.71
Less distributions from:
Net investment income .............. (0.82) — — — (0.15) (1.07)
Net realized gains ................. — — — (0.89) (0.26) (0.58)
Total distributions ................... (0.82) — — (0.89) (0.41) (1.65)
Net asset value, end of period .......... $13.43 $13.01 $16.03 $11.31 $16.25 $19.42
Total return
d
....................... 10.27% (18.84)% 41.73% (26.64)% (14.10)% 3.50%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.18% 2.37% 2.49% 2.32% 2.16% 2.14%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 2.05%
f
2.05%
f
2.39%
f
2.31%
g
2.16%
f
2.14%
f
Net investment income (loss) .......... (0.55)% 1.42% 3.30%
c
(0.63)% 0.36% 1.56%
Supplemental data
Net assets, end of period (000’s) ........ $897 $1,042 $3,039 $3,692 $10,942 $19,184
Portfolio turnover rate ................ 4.77% 29.57% 114.68% 28.08% 11.86% 26.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.61)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.44 $16.47 $11.56 $16.50 $19.72 $20.66
Income from investment operations
a
:
Net investment income (loss)
b
........ (—)
c
0.33 0.61
d
(0.01) 0.17 0.42
Net realized and unrealized gains (losses) 1.30 (3.36) 4.30 (4.04) (2.89) 0.40
Total from investment operations ........ 1.30 (3.03) 4.91 (4.05) (2.72) 0.82
Less distributions from:
Net investment income .............. (0.87) — — — (0.24) (1.18)
Net realized gains ................. — — — (0.89) (0.26) (0.58)
Total distributions ................... (0.87) — — (0.89) (0.50) (1.76)
Net asset value, end of period .......... $13.87 $13.44 $16.47 $11.56 $16.50 $19.72
Total return
e
....................... 10.43% (18.40)% 42.47% (26.23)% (13.67)% 3.97%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.63% 1.87% 2.00% 1.81% 1.66% 1.64%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.55%
g
1.55%
g
1.91%
g
1.80%
h
1.66%
g
1.64%
g
Net investment income (loss) .......... (0.02)% 2.10% 4.27%
d
(0.06)% 0.86% 2.06%
Supplemental data
Net assets, end of period (000’s) ........ $279 $378 $607 $809 $2,482 $3,450
Portfolio turnover rate ................ 4.77% 29.57% 114.68% 28.08% 11.86% 26.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.37%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.72 $16.69 $11.66 $16.54 $19.74 $20.67
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.43 0.95
c
0.08 0.29 0.56
Net realized and unrealized gains (losses) 1.35 (3.40) 4.08 (4.07) (2.91) 0.40
Total from investment operations ........ 1.38 (2.97) 5.03 (3.99) (2.62) 0.96
Less distributions from:
Net investment income .............. (0.93) — — — (0.32) (1.31)
Net realized gains ................. — — — (0.89) (0.26) (0.58)
Total distributions ................... (0.93) — — (0.89) (0.58) (1.89)
Net asset value, end of period .......... $14.17 $13.72 $16.69 $11.66 $16.54 $19.74
Total return
d
....................... 10.84% (17.80)% 43.14%
e
(25.72)% (13.12)% 4.70%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.17% 1.38% 1.51% 1.12% 1.02% 1.01%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.94%
g
0.95%
g
1.35%
g
1.09% 1.02%
g
1.01%
g
Net investment income ............... 0.48% 2.71% 6.95%
c
0.54% 1.50% 2.69%
Supplemental data
Net assets, end of period (000’s) ........ $721 $688 $1,044 $4,119 $125,218 $450,645
Portfolio turnover rate ................ 4.77% 29.57% 114.68% 28.08% 11.86% 26.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 3.05%.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a payment to be received from affiliated parties from a NAV error reimbursement. In the absence of such payment, the Fund's total return would have been 43.05%.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.67 $16.68 $11.64 $16.53 $19.73 $20.67
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.40 0.61
c
0.06 0.23 0.52
Net realized and unrealized gains (losses) 1.32 (3.41) 4.43 (4.06) (2.87) 0.40
Total from investment operations ........ 1.35 (3.01) 5.04 (4.00) (2.64) 0.92
Less distributions from:
Net investment income .............. (0.91) — — — (0.30) (1.28)
Net realized gains ................. — — — (0.89) (0.26) (0.58)
Total distributions ................... (0.91) — — (0.89) (0.56) (1.86)
Net asset value, end of period .......... $14.11 $13.67 $16.68 $11.64 $16.53 $19.73
Total return
d
....................... 10.70% (18.05)% 43.30%
e
(25.74)% (13.22)% 4.51%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.31% 1.37% 1.50% 1.27% 1.16% 1.14%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.05%
g
1.05%
g
1.40%
g
1.26%
h
1.16%
g
1.14%
g
Net investment income ............... 0.49% 2.54% 4.23%
c
0.41% 1.36% 2.56%
Supplemental data
Net assets, end of period (000’s) ........ $10,699 $18,743 $31,002 $50,041 $439,650 $763,309
Portfolio turnover rate ................ 4.77% 29.57% 114.68% 28.08% 11.86% 26.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a payment to be received from affiliated parties from a NAV error reimbursement. In the absence of such payment, the Fund's total return would have been 43.21%.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Schedule of Investments (unaudited), January 31, 2023
Franklin International Small Cap Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country Shares
a
Value
a a a a a a
Common Stocks 86.6%
Aerospace & Defense 1.3%
QinetiQ Group plc ..................................... United Kingdom 134,987 $ 605,472
Air Freight & Logistics 1.7%
SBS Holdings, Inc. .................................... Japan 36,200 826,811
Airlines 1.0%
JET2 plc ............................................ United Kingdom 33,228 500,878
Banks 13.4%
a
BAWAG Group AG, 144A, Reg S .......................... Austria 26,295 1,628,915
BPER Banca ......................................... Italy 213,782 587,308
b
Eurobank Ergasias Services and Holdings SA ................ Greece 855,881 1,161,373
Spar Nord Bank A/S ................................... Denmark 52,091 829,799
Sydbank A/S ......................................... Denmark 29,174 1,330,362
Unicaja Banco SA ..................................... Spain 784,825 964,714
6,502,471
Building Products 1.6%
Sanwa Holdings Corp. ................................. Japan 74,400 787,811
Capital Markets 1.6%
a
Anima Holding SpA, 144A, Reg S ......................... Italy 177,740 784,041
Chemicals 0.9%
Essentra plc ......................................... United Kingdom 163,940 438,097
Commercial Services & Supplies 1.3%
a
Befesa SA, 144A, Reg S ................................ Spain 8,329 477,783
a
Dynagreen Environmental Protection Group Co. Ltd., H, Reg S ... China 493,449 171,839
649,622
Construction & Engineering 2.5%
Maire Tecnimont SpA .................................. Italy 312,921 1,206,077
Construction Materials 2.7%
Krosaki Harima Corp. .................................. Japan 14,900 686,207
RHI Magnesita NV .................................... United States 18,108 602,254
1,288,461
Diversified Financial Services 1.0%
a
doValue SpA, 144A, Reg S .............................. Italy 59,390 483,818
Electrical Equipment 1.5%
Nexans SA .......................................... France 6,706 711,161
Electronic Equipment, Instruments & Components 0.7%
Strix Group plc ....................................... Isle of Man 295,571 356,728
Energy Equipment & Services 2.6%
Pason Systems, Inc. ................................... Canada 104,180 1,235,596
Entertainment 0.4%
b
Stillfront Group AB .................................... Sweden 105,508 184,128
Food & Staples Retailing 1.5%
MARR SpA .......................................... Italy 56,286 740,110
Food Products 2.1%
First Pacific Co. Ltd. ................................... Indonesia 701,338 244,599
JDE Peet's NV ....................................... Netherlands 15,581 467,030

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Select Harvests Ltd. ................................... Australia 114,573 $ 324,296
1,035,925
Health Care Equipment & Supplies 1.9%
i-SENS, Inc. ......................................... South Korea 32,937 938,744
Hotels, Restaurants & Leisure 2.4%
Arcos Dorados Holdings, Inc., A .......................... Brazil 34,522 293,437
b
Melia Hotels International SA ............................. Spain 132,420 881,802
1,175,239
Household Durables 1.4%
b
Victoria plc .......................................... United Kingdom 24,343 136,246
Vistry Group plc ...................................... United Kingdom 59,515 546,240
682,486
IT Services 1.6%
Bell System24 Holdings, Inc. ............................. Japan 37,400 430,621
Sopra Steria Group SACA ............................... France 2,185 363,432
794,053
Life Sciences Tools & Services 0.3%
Gerresheimer AG ..................................... Germany 2,176 160,931
Machinery 13.8%
Amada Co. Ltd. ....................................... Japan 37,600 337,830
Cargotec OYJ, B ...................................... Finland 26,748 1,361,877
Deutz AG ........................................... Germany 148,152 809,865
Fuji Corp. ........................................... Japan 42,600 709,458
Meidensha Corp. ..................................... Japan 49,400 734,030
Metso Outotec OYJ .................................... Finland 66,984 769,874
Morgan Advanced Materials plc ........................... United Kingdom 304,128 1,180,289
Sulzer AG ........................................... Switzerland 9,061 771,578
6,674,801
Media 1.1%
b
Mediaset Espana Comunicacion SA ....................... Spain 149,826 536,842
Metals & Mining 5.7%
AMG Advanced Metallurgical Group NV .................... Netherlands 25,560 998,486
ECORA RESOURCES plc ............................... United Kingdom 421,437 769,969
Mitsui Mining & Smelting Co. Ltd. ......................... Japan 18,100 482,315
b
Orla Mining Ltd. ...................................... Canada 119,960 517,528
2,768,298
Oil, Gas & Consumable Fuels 3.9%
Harbour Energy plc .................................... United Kingdom 103,331 399,648
Serica Energy plc ..................................... United Kingdom 141,552 442,932
Tethys Oil AB ........................................ Sweden 168,951 1,016,811
1,859,391
Pharmaceuticals 1.1%
Hikma Pharmaceuticals plc .............................. Jordan 24,338 514,828
Professional Services 2.0%
Applus Services SA .................................... Spain 123,141 945,121
Real Estate Management & Development 2.8%
a
Aedas Homes SA, 144A, Reg S .......................... Spain 14,324 241,382

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
01
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
JHSF Participacoes SA ................................. Brazil 472,744 $ 479,678
Sun Frontier Fudousan Co. Ltd. ........................... Japan 74,100 638,913
1,359,973
Semiconductors & Semiconductor Equipment 1.1%
u-blox Holding AG ..................................... Switzerland 4,310 515,524
Specialty Retail 2.7%
Pets at Home Group plc ................................ United Kingdom 135,913 591,228
Wickes Group plc ..................................... United Kingdom 368,494 690,959
1,282,187
Trading Companies & Distributors 6.0%
Kanamoto Co. Ltd. .................................... Japan 30,500 530,607
Kanematsu Corp. ..................................... Japan 35,200 430,533
Nishio Rent All Co. Ltd. ................................. Japan 29,483 711,378
a,b
Yellow Cake plc, 144A, Reg S ............................ United Kingdom 236,892 1,220,468
2,892,986
Water Utilities 1.0%
China Water Affairs Group Ltd. ........................... China 529,604 460,349
Total Common Stocks (Cost $46,423,346) ......................................
41,898,960
Short Term Investments 8.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 8.9%
Credit Agricole Corporate and Investment Bank SA, 4.29%, 2/01/23
France 1,300,000 1,300,000
National Australia Bank Ltd., 4.27%, 2/01/23 .................
Australia 1,500,000 1,500,000
Royal Bank of Canada, 4.29%, 2/01/23 .....................
Canada 1,500,000 1,500,000
Total Time Deposits (Cost $4,300,000) .........................................
4,300,000
Total Short Term Investments (Cost $4,300,000 ) .................................
4,300,000
a
Total Investments (Cost $50,723,346) 95.5% ....................................
$46,198,960
Other Assets, less Liabilities 4.5% .............................................
2,187,330
Net Assets 100.0% ...........................................................
$48,386,290
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2023, the aggregate value of these securities was $5,008,246, representing 10.4% of net assets.
b
Non-income producing.

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
January 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $1,324,105,046 $50,723,346
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 61,025,601 —
Value - Unaffiliated issuers ................................................. $1,557,473,512 $46,198,960
Value - Non-controlled affiliates (Note 3 f ) ....................................... 61,025,601 —
Cash ................................................................... 85,339 —
Foreign currency, at value (cost $179 and $1,571 respectively) ........................ 185 1,571
Receivables:
Investment securities sold .................................................. 3,361,998 3,026,673
Capital shares sold ....................................................... 9,904,518 6,965
Dividends and interest .................................................... 1,631,484 1,012,265
European Union tax reclaims (Note 1 c ) ........................................ — 744,632
Total assets ......................................................... 1,633,482,637 50,991,066
Liabilities:
Payables:
Investment securities purchased ............................................. 7,825,943 1,901
Capital shares redeemed .................................................. 4,975,043 677,113
Management fees ........................................................ 966,895 109,541
Distribution fees ......................................................... 124,348 9,046
Transfer agent fees ....................................................... 791,474 30,258
Trustees' fees and expenses ................................................ 3,761 1,101
IRS closing agreement payments for European Union tax reclaims (Note 1 c ) ............ — 823,473
Funds advanced by custodian ................................................ — 888,117
Accrued expenses and other liabilities .......................................... 339,923 64,226
Total liabilities ........................................................ 15,027,387 2,604,776
Net assets, at value ................................................ $1,618,455,250 $48,386,290
Net assets consist of:
Paid-in capital ............................................................ $1,471,451,038 $208,996,003
Total distributable earnings (losses) ............................................ 147,004,212 (160,609,713)
Net assets, at value ................................................ $1,618,455,250 $48,386,290

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
January 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Class A:
Net assets, at value ...................................................... $487,025,406 $35,789,335
Shares outstanding ....................................................... 30,207,551 2,565,648
Net asset value per share
a
................................................. $16.12 $13.95
Maximum offering price per share (net asset value per share ÷ 94.50% and 94.50%, respectively) ............................................................ $17.06 $14.76
Class C:
Net assets, at value ...................................................... $29,069,669 $897,409
Shares outstanding ....................................................... 1,922,592 66,836
Net asset value and maximum offering price per share
a
............................ $15.12 $13.43
Class R:
Net assets, at value ...................................................... $5,725,185 $278,774
Shares outstanding ....................................................... 360,959 20,093
Net asset value and maximum offering price per share ............................ $15.86 $13.87
Class R6:
Net assets, at value ...................................................... $307,223,451 $721,385
Shares outstanding ....................................................... 18,874,854 50,910
Net asset value and maximum offering price per share ............................ $16.28 $14.17
Advisor Class:
Net assets, at value ...................................................... $789,411,539 $10,699,387
Shares outstanding ....................................................... 48,631,752 758,311
Net asset value and maximum offering price per share ............................ $16.23 $14.11
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Global Trust
Financial Statements
Statements of Operations
for the six months ended January 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Investment income:
Dividends: (net of foreign taxes of $141,464 and $70,237, respectively)
Unaffiliated issuers ....................................................... $3,816,885 $441,049
Non-controlled affiliates (Note 3 f ) ............................................ 557,033 —
Interest:
Unaffiliated issuers ....................................................... — 34,523
Other income (Note 1 c ) ..................................................... 717 14,111
Less: IRS closing agreement payments for European Union tax reclaims (Note 1c) ......... — (59,457)
Total investment income .................................................. 4,374,635 430,226
Expenses:
Management fees (Note 3 a ) .................................................. 5,892,919 225,887
Distribution fees: (Note 3c )
    Class A ............................................................... 580,119 47,692
    Class C ............................................................... 140,368 4,787
    Class R ............................................................... 13,932 884
Transfer agent fees: (Note 3e )
    Class A ............................................................... 401,219 44,841
    Class C ............................................................... 24,276 1,125
    Class R ............................................................... 4,813 415
    Class R6 .............................................................. 72,401 940
    Advisor Class ........................................................... 702,136 19,169
Custodian fees (Note 4 ) ..................................................... 92,703 4,630
Reports to shareholders fees ................................................. 75,363 (34,591)
Registration and filing fees ................................................... 70,366 37,236
Professional fees .......................................................... 24,984 5,869
Trustees' fees and expenses ................................................. 11,257 283
Interest expens e .......................................................... 3 1,940
Other ................................................................... 44,958 34,677
Total expenses ........................................................ 8,151,817 395,784
Expense reductions (Note 4 ) .............................................. — 312
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (706,823) (44,673)
Net expenses ........................................................ 7,444,994 351,423
Net investment income (loss) ........................................... (3,070,359) 78,803
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (45,185,744) (4,156,217)
Foreign currency transactions ............................................... (215,537) (563,360)
Net realized gain (loss) ................................................. (45,401,281) (4,719,577)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 94,253,131 9,367,741
Translation of other assets and liabilities denominated in foreign currencies ............. 165,968 546,013
Net change in unrealized appreciation (depreciation) ........................... 94,419,099 9,913,754
Net realized and unrealized gain (loss) ........................................... 49,017,818 5,194,177
Net increase (decrease) in net assets resulting from operations ......................... $45,947,459 $5,272,980

Franklin Global Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
Franklin International Growth Fund Franklin International Small Cap Fund
Six Months Ended
January 31, 2023
(unaudited)
Year Ended
July 31, 2022
Six Months Ended
January 31, 2023
(unaudited)
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(3,070,359) $(3,659,682) $78,803 $1,921,075
Net realized gain (loss) ............ (45,401,281) 87,228,812 (4,719,577) (5,181,871)
Net change in unrealized appreciation
(depreciation) ................. 94,419,099 (1,032,041,183) 9,913,754 (11,481,330)
Net increase (decrease) in net
assets resulting from operations . 45,947,459 (948,472,053) 5,272,980 (14,742,126)
Distributions to shareholders:
Class A ........................ (7,612,250) (14,061,063) (2,572,814) —
Class C ........................ (489,054) (618,253) (62,001) —
Class R ........................ (96,447) (141,213) (22,452) —
Class R6 ....................... (4,675,334) (11,070,606) (54,182) —
Advisor Class ................... (12,561,162) (34,285,765) (1,122,281) —
Total distributions to shareholders ..... (25,434,247) (60,176,900) (3,833,730) —
Capital share transactions: (Note 2 )
Class A ........................ (52,799,241) (171,767,099) (6,752,083) (4,386,144)
Class C ........................ (3,947,979) (12,556,814) (164,520) (1,762,750)
Class R ........................ (415,940) 60,984 (110,088) (149,469)
Class R6 ....................... (45,768,854) (28,412,445) 5,982 (192,878)
Advisor Class ................... (188,438,621) (136,849,757) (8,303,647) (7,647,434)
Total capital share transactions ....... (291,370,635) (349,525,131) (15,324,356) (14,138,675)
Net increase (decrease) in net
assets ..................... (270,857,423) (1,358,174,084) (13,885,106) (28,880,801)
Net assets:
Beginning of period ................ 1,889,312,673 3,247,486,757 62,271,396 91,152,197
End of period ..................... $1,618,455,250 $1,889,312,673 $48,386,290 $62,271,396

Franklin Global Trust
35
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds, two of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The Funds
offer five classes of shares: Class A, Class C, Class R, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Board has designated
the Funds’ investment manager as the valuation designee
and has responsibility for oversight of valuation. The
investment manager is assisted by the Funds' administrator
in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
Investments in time deposits are valued at cost, which
approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Global Trust
Notes to Financial Statements (unaudited)
36
franklintempleton.com
Semiannual Report
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit or deduction on a shareholder’s income tax return, the Funds
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Funds’ shareholders. The Funds previously
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
37
franklintempleton.com
Semiannual Report
determined to enter into a closing agreement with the IRS
and recorded the estimated payments as a reduction to
income, as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
1. Organization and Significant Accounting Policies
(continued)
c. Income and Deferred Taxes
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
38
franklintempleton.com
Semiannual Report
Franklin International Growth
Fund
Franklin International Small Cap
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended January 31, 2023
Shares sold
a
................................... 1,392,454 $20,109,667 107,575 $1,389,172
Shares issued in reinvestment of distributions .......... 519,467 7,568,630 203,709 2,540,247
Shares redeemed ............................... (5,613,224) (80,477,538) (811,834) (10,681,502)
Net increase (decrease) .......................... (3,701,303) $(52,799,241) (500,550) $(6,752,083)
Year ended July 31, 2022
Shares sold
a
................................... 5,610,497 $112,507,501 343,549 $5,433,029
Shares issued in reinvestment of distributions .......... 674,836 13,989,341 — —
Shares redeemed ............................... (14,621,875) (298,263,941) (632,346) (9,819,173)
Net increase (decrease) .......................... (8,336,542) $(171,767,099) (288,797) $(4,386,144)
Class C
Class C Shares:
Six Months ended January 31, 2023
Shares sold ................................... 93,764 $1,265,883 8,253 $104,649
Shares issued in reinvestment of distributions .......... 35,556 486,413 5,163 62,009
Shares redeemed
a
.............................. (428,557) (5,700,275) (26,698) (331,178)
Net increase (decrease) .......................... (299,237) $(3,947,979) (13,282) $(164,520)
Year ended July 31, 2022
Shares sold ................................... 351,033 $6,599,773 15,664 $241,926
Shares issued in reinvestment of distributions .......... 31,378 615,936 — —
Shares redeemed
a
.............................. (1,073,328) (19,772,523) (125,057) (2,004,676)
Net increase (decrease) .......................... (690,917) $(12,556,814) (109,393) $(1,762,750)
Class R
Class R Shares:
Six Months ended January 31, 2023
Shares sold ................................... 38,658 $541,085 1,133 $14,409
Shares issued in reinvestment of distributions .......... 6,726 96,447 1,809 22,452
Shares redeemed ............................... (70,901) (1,053,472) (10,981) (146,949)
Net increase (decrease) .......................... (25,517) $(415,940) (8,039) $(110,088)
Year ended July 31, 2022
Shares sold ................................... 113,619 $2,121,088 2,623 $39,977
Shares issued in reinvestment of distributions .......... 6,902 141,213 — —
Shares redeemed ............................... (117,922) (2,201,317) (11,358) (189,446)
Net increase (decrease) .......................... 2,599 $60,984 (8,735) $(149,469)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:
Franklin International Growth
Fund
Franklin International Small Cap
Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended January 31, 2023
Shares sold ................................... 2,436,318 $35,856,574 16,463 $221,497
Shares issued in reinvestment of distributions .......... 285,523 4,200,050 4,280 54,182
Shares redeemed ............................... (5,881,384) (85,825,478) (20,023) (269,697)
Net increase (decrease) .......................... (3,159,543) $(45,768,854) 720 $5,982
Year ended July 31, 2022
Shares sold ................................... 6,373,637 $123,725,583 13,375 $215,589
Shares issued in reinvestment of distributions .......... 489,484 10,200,857 — —
Shares redeemed ............................... (8,740,796) (162,338,885) (25,748) (408,467)
Net increase (decrease) .......................... (1,877,675) $(28,412,445) (12,373) $(192,878)
Advisor Class
Advisor Class Shares:
Six Months ended January 31, 2023
Shares sold ................................... 7,362,821 $107,985,493 32,817 $431,561
Shares issued in reinvestment of distributions .......... 673,110 9,874,526 85,768 1,082,398
Shares redeemed ............................... (21,595,245) (306,298,640) (731,306) (9,817,606)
Net increase (decrease) .......................... (13,559,314) $(188,438,621) (612,721) $(8,303,647)
Year ended July 31, 2022
Shares sold ................................... 29,035,296 $569,225,162 65,175 $1,030,051
Shares issued in reinvestment of distributions .......... 1,353,169 28,159,439 — —
Shares redeemed ............................... (40,969,267) (734,234,358) (552,557) (8,677,485)
Net increase (decrease) .......................... (10,580,802) $(136,849,757) (487,382) $(7,647,434)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
ClearBridge Investments, LLC (ClearBridge) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
40
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Semiannual Report
a. Management Fees
Franklin International Growth Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional based on the average daily net assets of the Fund as follows:
Franklin International Small Cap Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended January 31, 2023 , each Fund’s annualized gross effective investment management fee rate based on the average daily net assets was as follows:
Under a subadvisory agreement, ClearBridge, an affiliate of Advisers, provides subadvisory services to Franklin International
Small Cap Fund. The subadvisory fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with FT Institutional and Advisers, FT Services provides administrative services to the Funds. The fee is paid by FT Institutional and Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum
Annualized Fee Rate Net Assets
0.760% Up to and including $500 million
0.740% Over $500 million, up to and including $1 billion
0.720% Over $1 billion, up to and including $1.5 billion
0.700% Over $1.5 billion, up to and including $6.5 billion
0.675% Over $6.5 billion, up to and including $11.5 billion
0.655% Over $11.5 billion, up to and including $16.5 billion
0.635% Over $16.5 billion, up to and including $19 billion
0.615% Over $19 billion, up to and including $21.5 billion
0.600% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.800% Up to and including $1 billion
0.750% Over $1 billion, up to and including $2 billion
0.700% Over $2 billion, up to and including $5 billion
0.650% Over $5 billion, up to and including $10 billion
0.600% In excess of $10 billion
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Gross effective investment management fee rate ........ 0.738% 0.800%
3. Transactions with Affiliates
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
41
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Semiannual Report
annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended January 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35%
Compensation Plans:
Class C ............................... 1.00% 1.00%
Class R ............................... 0.50% 0.50%
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $26,120 $1,114
CDSC retained ........................... $4,181 $—
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
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Semiannual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended January 31, 2023, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin International Growth Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.86%
based on the average net assets of each class until November 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin International Small Cap Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 1.05% based on the average net assets of each class until November 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
For Franklin International Growth Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until November 30, 2023.
For Franklin International Small Cap Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until November 30,
2023.
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Transfer agent fees ........................ $434,274 $29,328 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $ 32,721,821 $ 293,264,450 $ (264,960,670) $ — $ — $ 61,025,601 61,025,601 $ 557,033
Total Affiliated Securities ... $32,721,821 $293,264,450 $(264,960,670) $— $— $61,025,601 $557,033
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
43
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Semiannual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fu nds' custodian expenses. D uring the period ended January 31, 2023, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At July 31, 2022, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2022. Franklin International Growth Fund deferred late-year ordinary losses of
$30,506,235.
At January 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2023, were as follows:
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 16,446,918
Long term ............................. — 136,603,064
Total capital loss carryforwards ............ $— $153,049,982
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
a a a
Cost of investments ....................... $1,392,514,267 $50,949,135
Unrealized appreciation ..................... $434,653,772 $3,178,186
Unrealized depreciation ..................... (208,668,926) (7,928,361)
Net unrealized appreciation (depreciation) ....... $225,984,846 $(4,750,175)
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Purchases .............................. $65,227,531 $2,415,194
Sales .................................. $412,933,037 $24,039,602

Franklin Global Trust
Notes to Financial Statements (unaudited)
44
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Semiannual Report
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended January 31, 2023, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

Franklin Global Trust
Notes to Financial Statements (unaudited)
45
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Semiannual Report
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 67,479,484 $ — $ 67,479,484
Air Freight & Logistics ................... — 54,595,134 — 54,595,134
Banks ............................... — 61,936,762 — 61,936,762
Biotechnology ......................... — 99,490,648 — 99,490,648
Capital Markets ........................ — 147,154,811 — 147,154,811
Chemicals ........................... — 118,063,776 — 118,063,776
Containers & Packaging ................. — 11,649,412 — 11,649,412
Diversified Telecommunication Services ..... — 4,702,777 — 4,702,777
Entertainment ......................... — 63,105,072 — 63,105,072
Health Care Equipment & Supplies ......... — 110,481,973 — 110,481,973
Internet & Direct Marketing Retail .......... 67,356,330 — — 67,356,330
IT Services ........................... 51,733,500 182,116,695 — 233,850,195
Life Sciences Tools & Services ............ — 50,143,161 — 50,143,161
Media ............................... 49,043,741 76,616,611 — 125,660,352
Pharmaceuticals ....................... — 11,422,757 — 11,422,757
Professional Services ................... 33,916,000 43,881,626 — 77,797,626
Semiconductors & Semiconductor Equipment . — 64,182,758 — 64,182,758
Software ............................. 111,447,575 56,027,210 — 167,474,785
Trading Companies & Distributors .......... — 20,925,699 — 20,925,699
Short Term Investments ................... 61,025,601 — — 61,025,601
Total Investments in Securities ........... $374,522,747 $1,243,976,366
a
$— $1,618,499,113
Franklin International Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 605,472 — 605,472
Air Freight & Logistics ................... — 826,811 — 826,811
Airlines .............................. — 500,878 — 500,878
Banks ............................... — 6,502,471 — 6,502,471
Building Products ...................... — 787,811 — 787,811
Capital Markets ........................ — 784,041 — 784,041
Chemicals ........................... — 438,097 — 438,097
Commercial Services & Supplies ........... — 649,622 — 649,622
Construction & Engineering ............... — 1,206,077 — 1,206,077
Construction Materials .................. — 1,288,461 — 1,288,461
Diversified Financial Services ............. — 483,818 — 483,818
Electrical Equipment .................... — 711,161 — 711,161
Electronic Equipment, Instruments &
Components ........................ 356,728 — — 356,728
Energy Equipment & Services ............. 1,235,596 — — 1,235,596
Entertainment ......................... — 184,128 — 184,128
Food & Staples Retailing ................. — 740,110 — 740,110
Food Products ........................ — 1,035,925 — 1,035,925
Health Care Equipment & Supplies ......... — 938,744 — 938,744
Hotels, Restaurants & Leisure ............. 293,437 881,802 — 1,175,239
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
46
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Semiannual Report
12. New Accounting Pronouncements
In June 2022, FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements, except for the following:
On December 14, 2022, the Board of the Trust, on behalf of Franklin International Small Cap Fund, approved a proposal to liquidate the Fund. The Fund liquidated on March 3, 2023.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin International Small Cap Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Household Durables .................... $ 682,486 $ — $ — $ 682,486
IT Services ........................... — 794,053 — 794,053
Life Sciences Tools & Services ............ — 160,931 — 160,931
Machinery ............................ — 6,674,801 — 6,674,801
Media ............................... — 536,842 — 536,842
Metals & Mining ....................... 1,287,497 1,480,801 — 2,768,298
Oil, Gas & Consumable Fuels ............. — 1,859,391 — 1,859,391
Pharmaceuticals ....................... — 514,828 — 514,828
Professional Services ................... — 945,121 — 945,121
Real Estate Management & Development .... 721,060 638,913 — 1,359,973
Semiconductors & Semiconductor Equipment . — 515,524 — 515,524
Specialty Retail ........................ 690,959 591,228 — 1,282,187
Trading Companies & Distributors .......... — 2,892,986 — 2,892,986
Water Utilities ......................... — 460,349 — 460,349
Short Term Investments ................... — 4,300,000 — 4,300,000
Total Investments in Securities ........... $5,267,763 $40,931,197
b
$— $46,198,960
a
Includes foreign securities valued at $1,243,976,366, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
b
Includes foreign securities valued at $36,631,197, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
11. Fair Value Measurements
(continued)

Franklin Global Trust
Shareholder Information
47
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, each
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FGT3 S 03/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Global Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc.
Franklin Templeton Institutional, LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report
Franklin Emerging
Market Debt
Opportunities Fund
A Series of Franklin Global Trust
January 31, 2023

Not FDIC Insured May Lose Value No Bank Guarantee
ftinstitutional.com
Semiannual Report
1
Contents
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund 2
Performance Summary 6
Your Fund’s Expenses 8
Consolidated Financial Highlights and Consolidated
Schedule of Investments 9
Consolidated Financial Statements 15
Notes to Consolidated Financial Statements 18
Shareholder Information 32
Visit ftinstitutional.com for fund updates, to
access your account, or to find investment
insights.

2
ftinstitutional.com
Semiannual Report
SEMIANNUAL REPORT
Franklin Emerging Market Debt Opportunities Fund
This semiannual report for Franklin Emerging Market Debt
Opportunities Fund covers the period ended January 31,
2023 .
Your Fund’s Goal and Main Investments
The Fund seeks high total return. Under normal market
conditions, the Fund invests at least 80% of its net assets
in debt securities of emerging market countries. The Fund
invests mainly in debt securities issued by sovereign and
subsovereign government entities, but also including
securities issued by corporate entities that are controlled by a sovereign entity, and corporate emerging markets debt.
Performance Overview
The Fund posted a +10.11% cumulative total return for the
six months under review. In comparison, the Fund’s first
benchmark, the J.P. Morgan (JPM) Emerging Markets Bond
Index (EMBI) Global Diversified Index, which tracks total
returns for U.S. dollar-denominated debt instruments issued
by emerging market sovereign and quasi-sovereign entities,
posted a +3.45% cumulative total return.
1
The Fund’s second
benchmark, the JPM EMBI Global Diversified ex-GCC
Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and
quasi-sovereign entities, excluding Saudi Arabia, Qatar, the
United Arab Emirates, Bahrain and Kuwait, posted a +4.25%
cumulative total return.
2
The Fund’s third benchmark, the
JPM Government Bond Index-Emerging Markets (GBI-EM)
Broad Diversified Index (USD Unhedged), which tracks
local currency bonds issued in emerging markets, posted
a -6.65% cumulative total return.
1
Also for comparison,
the Fund’s fourth benchmark, the ICE BofA Emerging
Market Corporate Plus (USD Hedged) Index, which tracks
the performance of U.S. dollar-denominated and euro-
denominated emerging market non-sovereign debt publicly
issued within the major domestic and Eurobond markets,
posted a -2.59% cumulative total return.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Economic and Market Overview
The six months under review witnessed high levels of
uncertainty and volatility, as investors continued to assess the strong action from developed market (DM) central banks,
which in turn fueled concerns that excessive monetary policy tightening would tip economies into recession. However, the
latter part of 2022 saw an easing of inflationary pressures, which foreshadowed a slowdown in the pace of short-
term interest-rate hikes. This buoyed investor sentiment,
increasing hopes that peak hawkishness had been reached
and therefore a recession could be avoided, and an
economic “soft landing” could be achieved. The economic
outlook for emerging markets (EM), which had seen limited
economic growth, was also helped during the period by the
relaxing of China’s zero-COVID policies.
While the Federal Reserve (Fed) reacted more slowly to
surging inflation than many of its EM counterparts, the
second half of 2022 saw inflation pressures start to ease in the U.S. and a subsequent slowdown in the Fed’s pace of
interest-rate hikes from 75 basis points (bps) in four straight
Portfolio Composition
1/31/23
% of Total Net
Assets
Foreign Government and Agency Securities 57.4%
Corporate Bonds 17.0%*
Quasi-Sovereign Bonds 8.2%*
Supranational 5.5%
Warrants 3.6%
Loan Participations and Assignments 1.3%*
Other** 0.0%*
Short-Term Investments & Other Net Assets 7.0%
*
Includes securities determined to have no value at 1/31/23.
**
For detailed categories, see accompanying Consolidated Schedule of Investments.
1. Source: Morningstar.
2. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Schedule of Investments (SOI).
The Consolidated SOI begins on page
10
.

Franklin Emerging Market Debt Opportunities Fund
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meetings, including November 2022, to a reduced 50 bps
increase in December 2022. The U.S. Consumer Price Index
(CPI) recorded a sixth consecutive monthly decline, with a
6.5% year-over-year (y/y) increase in December 2022, down
from its peak of 9.1% y/y in June 2022. At the same time,
underlying U.S. economic activity continued to show signs
of weakening, with worse-than-expected declines in the
reported retail and industrial production data for December
2022. The S&P Global Composite Purchasing Managers’
Index for January 2023 increased modestly but remained
in contractionary territory. U.S. real gross domestic product
(GDP) increased by an annualized 2.9% in the fourth quarter
of 2022, while the U.S. economy expanded by 2.1% over the
full year, down from growth of 5.9% recorded in 2021.
A global risk-on shift in sentiment benefited EM debt towards the end of 2022 and in early 2023, with January seeing
fund flows return to the asset class. Along with improved
sentiment, there came a reopening of primary markets, with
even high-yield issuers being able to raise new debt. These
markets had been effectively shut for most of 2022.
Against this backdrop, prices of both hard-currency and
local-currency EM debt moved higher over the period under
review.
Hard currency-denominated EM government bonds posted
a +3.45% total return over the six months under review,
as measured by the JPM EMBI Global Diversified Index.
U.S. 10-year Treasury yields (USTs) rose from 2.65% at
the end of July 2022 to 3.51% at the end of January 2023.
The index’s spread over USTs, on a yield-to-worst basis,
tightened 90 bps during that time, ending at 443 bps by
period-end.
U.S. dollar- and euro-denominated EM corporate bonds
posted a +2.59% total return, as measured by the ICE
BofA EMCB Index (100% USD Hedged). Spreads on EM
corporate bonds moved in line with EM government bonds
during the six months under review, declining 91 bps to 274
bps.
Local-currency EM government bonds posted a +6.65% total
return, as measured by the JPM GBI-EM Broad Diversified
Index. Local-currency yields fell, from an average of 6.89%
at the end of July 2022 to 6.62% at the end of January 2023.
EM currencies generally strengthened, relative to the U.S.
dollar, over the period under review.
Geographic Composition
1/31/23
% of Total
Net Assets
Mexico 6.3%
Supranational 5.5%
Dominican Republic 5.0%
Turkey 4.3%
Colombia 3.8%
Argentina 3.4%
South Africa 3.4%
Trinidad and Tobago 3.4%
Kazakhstan 3.4%
Brazil 3.0%
Suriname 2.8%
Angola 2.7%
Uruguay 2.7%
Ukraine 2.6%
Grenada 2.6%
Ethiopia 2.3%
Uzbekistan 2.3%
Ghana 2.2%
Iraq 2.2%
Venezuela 2.1%
Gabon 1.9%
China 1.7%
El Salvador 1.6%
Armenia 1.6%
Egypt 1.6%
Georgia 1.4%
Peru 1.4%
Tunisia 1.3%
Benin 1.3%
United States 1.3%
Mozambique 1.3%
Paraguay 1.2%
Costa Rica 1.1%
Honduras 1.1%
Nigeria 1.1%
Cameroon 1.0%
Other 5.1%
Short-Term Investments & Other Net Assets 7.0%

Franklin Emerging Market Debt Opportunities Fund
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Investment Strategy
Our portfolio construction process can be summarized in
three integral steps—country allocation, currency allocation and issue selection. The first stage of our emerging market
debt investment process is identifying the countries for
which we have a favorable outlook, which we manage with a
bottom-up, research-driven perspective. Since the portfolio
is constructed through bottom-up, fundamental research and
not relative to a benchmark index, there is no requirement
to hold issues from any one country. The next decision is
whether to take exposure in the form of “hard currency” or
local currency instruments. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations.
The last decision concerns security selection. This depends
on a number of factors, including the type of the security’s coupon (fixed or floating).
Manager’s Discussion
During the six months under review, our holding of Chinese
property developer Country Garden Holdings rallied.
The Chinese government and central bank announced a
sweeping set of policy measures designed to support the
property sector in mid-November 2022, which was followed
by the announcement of substantial credit lines from state-
controlled banks for higher-quality property developers. This boosted confidence in the liquidity position of issuers. The position further appreciated after the company announced
that it had purchased a total of US$218 million of its January
2023 notes on the open market and transferred funds to
meet the remaining maturities of the notes. The board of
directors stated that it would periodically look to purchase further debt on the open market as it became economically
advantageous. Additionally, the company announced that it
had obtained a US$50 million loan from a Hong Kong bank
to refinance its debt obligations.
The portfolio’s position in Argentinian U.S.-dollar bonds
helped returns over the period. Primarily our holdings of
provincial bonds, collateralized by oil and gas royalties,
gained significantly on the back of high commodity prices. In addition to this, the overall market tone improved as the third review of the country’s 30-month Extended Fund Facility
by the International Monetary Fund (IMF) was approved in
December 2022, allowing for immediate disbursement of
US$6 billion in aid.
Our holding of Salvadoran government bonds boosted
returns during the period on the back of improved investor
sentiment as the country made a ~US$600 million bond
payment in January 2023. Previously, the country tendered
for a portion of its debt, also resulting in an appreciation of the low-priced bonds. Moreover, a planned IMF visit was
taken as positive news by the market, seen to reflect both
parties’ willingness to engage, and potentially, increasing the likelihood of receiving IMF financing.
In mid-December 2022, Ghana’s Ministry of Finance
announced the suspension of payments on certain external
sovereign debt obligations. A restructuring of debt had been largely expected by investors and Moody’s had previously
cut the country’s credit rating to Ca at the end of November
2022. Consequently, our position in sovereign obligation
Saderea curbed results during the period. Additionally,
the portfolio’s exposure to oil and gas company Tullow Oil
hindered returns due to the increased credit risks, as some
corporate issuers with significant operations in the country, such as Tullow Oil, were downgraded in early December
2022 leading to a subsequent fall in price.
The Colombian peso (COP) depreciated in the second
half of 2022, mainly due to a weakening external balance
of payments and increased political risk. During 2022’s
third quarter, the current account deficit widened further
to 7.2% of GDP, putting pressure on the COP. Added to
this, currency weakness reflected investors’ distrust over
President Gustavo Petro’s intended progressive reform
agenda. Besides tax, land and social security reforms that
were potentially fiscally destabilizing, concerns increased
about the government’s intention to limit oil exploration, ban fracking, issue debt to fund agrarian reform, and undermine
the funded pension system. The reform agenda was
Top 10 Holdings
1/31/23
Issuer
Industry, Country
% of Total
Net Assets
a a
Dominican Republic Government Bond 5.0%
Diversified Financial Services, Dominican
Republic
Mexico Government Bond 4.9%
Diversified Financial Services, Mexico
Kazakhstan Government Bond 3.4%
Diversified Financial Services, Kazakhstan
Argentina Government Bond 3.3%
Municipal Bonds, Argentina
Suriname Government Bond 2.8%
Diversified Financial Services, Suriname
Angola Government Bond 2.7%
Diversified Financial Services, Angola
Uruguay Government Bond 2.7%
Diversified Financial Services, Uruguay
Ukraine Government Bond 2.6%
Diversified Financial Services, Ukraine
Grenada Government Bond 2.6%
Diversified Financial Services, Grenada
Ethiopia Government Bond 2.3%
Diversified Financial Services, Ethiopia

Franklin Emerging Market Debt Opportunities Fund
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Semiannual Report
perceived as having the potential to exacerbate already wide twin deficits.
In January 2023, Moody’s downgraded Tunisia to a Caa2
rating with a negative outlook, causing the Tunisian bonds
held in the portfolio to depreciate. The agency expressed the view that Tunisia’s credit profile was skewed to the downside and will remain so even if it were to receive IMF financing
since disbursement would depend on the timely and
sustained implementation of reforms, which is likely to prove challenging. The country faces multiple problems, including a large foreign-currency debt stock, social unrest and potential political instability due to the government’s reform agenda, and slowing economic growth.
We thank you for your confidence in Franklin Emerging
Market Debt Opportunities Fund and hope to serve your
investment needs at the highest level of expectations.
Nicholas Hardingham, CFA
Stephanie Ouwendijk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of January 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of January 31, 2023
Franklin Emerging Market Debt Opportunities Fund
6
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/23
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
6-Month +10.11% +10.11%
1-Year -4.28% -4.28%
5-Year +6.39% +1.25%
10-Year +31.21% +2.75%
See page 7 for Performance Summary footnotes.

Franklin Emerging Market Debt Opportunities Fund
Performance Summary
7
ftinstitutional.com
Semiannual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing including currency volatility, economic instability, and social and political developments of countries where the Fund invests. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. In addition, interest-rate movements will affect the Fund’s share price and yield. Prices of debt securities generally move in the opposite direction of interest rates.
Thus, as prices of debt securities in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The manager’s portfolio selection strategy is not solely based on environmental, social and governance (ESG) considerations, and therefore the issuers in which the Fund invests may not be considered
ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impos-
sible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 11/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/22–1/31/23)
Net Investment
Income
$0.8961
Total Annual Operating Expenses
4
With Fee
Waiver
Without Fee
Waiver
1.01% 1.15%

Your Fund’s Expenses
Franklin Emerging Market Debt Opportunities Fund
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/22
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,101.10 $5.30 $1,020.16 $5.10 1.00%

Franklin Global Trust
Consolidated Financial Highlights
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
9
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.91 $11.73 $10.19 $11.66 $11.68 $11.68
Income from investment operations
a
:
Net investment income
b
............. 0.41 0.77 0.71 0.97 0.97 0.86
Net realized and unrealized gains (losses) 0.56 (2.59) 0.83 (1.64) (0.13) (0.36)
Total from investment operations ........ 0.97 (1.82) 1.54 (0.67) 0.84 0.50
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.90) — — (0.80) (0.86) (0.47)
Net realized gains ................. — — — — — (0.03)
Total distributions ................... (0.90) — — (0.80) (0.86) (0.50)
Net asset value, end of period .......... $9.98 $9.91 $11.73 $10.19 $11.66 $11.68
Total return
c
....................... 10.11% (15.52)% 15.11% (6.24)% 8.04% 4.04%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.26% 1.14% 1.24% 1.15% 1.11% 1.09%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.00% 1.00% 1.00% 1.00% 1.00% 1.00%
Net investment income ............... 8.04% 6.90% 6.34% 8.95% 8.58% 7.31%
Supplemental data
Net assets, end of period (000’s) ........ $45,150 $55,697 $135,374 $111,159 $387,888 $518,344
Portfolio turnover rate ................ 6.30% 43.31% 61.28% 34.71% 14.29% 33.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Consolidated Schedule of Investments (unaudited), January 31, 2023
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Diversified Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 $ —
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 3.6%
Diversified Financial Services 3.6%
b,d,e,f
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 8/01/41 ......................................... Ukraine 2,000,000 649,480
a,b,g
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 951,295
1,600,775
Total Warrants (Cost $18,386,506) .............................................
1,600,775
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,g,h
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 8.2%
Diversified Financial Services 1.8%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ..... Turkey 785,714 EUR 795,203
a,c,e,i
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn ., 2/05/09 ............. Ghana 8,000,000 —
795,203
Municipal Bonds 3.3%
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A, 7.75% ,
7/26/30 ........................................... Argentina 1,694,667 1,497,418
Oil, Gas & Consumable Fuels 2.0%
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 300,000 237,605
d
Heritage Petroleum Co. Ltd. , Senior Secured Note , 144A, 9% ,
8/12/29 ...........................................
Trinidad and
Tobago 650,000 680,940
918,545
Transportation Infrastructure 1.1%
d,j
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ................................. Colombia 3,020,652,596 COP 501,101
Total Quasi-Sovereign Bonds (Cost $7,139,873) .................................
3,712,267
Corporate Bonds 17.0%
Airlines 1.1%
d
Pegasus Hava Tasimaciligi A/S , Senior Note , 144A, 9.25% , 4/30/26 Turkey 500,000 502,570

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 2.5%
d
Akbank TAS , Sub. Bond , 144A, 6.797% to 4/26/23, FRN thereafter ,
4/27/28 ........................................... Turkey 650,000 $ 630,705
d
Fidelity Bank plc , Senior Note , 144A, 7.625% , 10/28/26 ......... Nigeria 550,000 479,875
1,110,580
Capital Markets 1.4%
d
Georgia Capital JSC , Senior Note , 144A, 6.125% , 3/09/24 ....... Georgia 650,000 632,125
Chemicals 1.1%
d
Braskem Idesa SAPI ,
Senior Secured Bond, 144A, 6.99%, 2/20/32 ............... Mexico 450,000 333,936
Senior Secured Note, 144A, 7.45%, 11/15/29 .............. Mexico 200,000 165,312
499,248
Construction Materials 0.4%
d
Cemex SAB de CV , Senior Bond , 144A, 3.875% , 7/11/31 ....... Mexico 200,000 168,941
Electric Utilities 0.5%
d
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A, 3.949% ,
2/12/30 ........................................... India 300,000 224,459
Food Products 1.2%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ........................................... Paraguay 700,000 563,556
Metals & Mining 1.1%
d,k
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.033% , 3/08/26 .................................... South Africa 497,869 483,666
Multiline Retail 0.0%
a,d,k
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,842,864 —
a,d,k
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 2,133,302 —
—
Oil, Gas & Consumable Fuels 4.1%
d
Energo -Pro A/S , Senior Note , 144A, 8.5% , 2/04/27 ............ Czech Republic 350,000 334,250
d
Kosmos Energy Ltd. , Senior Note , 144A, 7.75% , 5/01/27 ........ Ghana 350,000 311,936
d
MC Brazil Downstream Trading SARL , Senior Secured Note , 144A,
7.25% , 6/30/31 ..................................... Brazil 531,438 464,260
d
Medco Oak Tree Pte. Ltd. , Senior Secured Note , 144A, 7.375% ,
5/14/26 ........................................... Indonesia 270,000 270,607
d
Tullow Oil plc ,
Senior Note, 144A, 7%, 3/01/25 ........................ Ghana 402,000 286,275
Senior Secured Note, 144A, 10.25%, 5/15/26 .............. Ghana 220,000 190,043
1,857,371
Real Estate Management & Development 1.7%
d
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 980,000 752,150
Wireless Telecommunication Services 1.9%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 970,000 853,876
Total Corporate Bonds (Cost $14,299,172) ......................................
7,648,542

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Loan Participations and Assignments 1.3%
a,c,e
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A, 5.95%
to 4/14/25, FRN thereafter , 4/15/30 ....................... Russia 1,000,000 $ —
Global Distressed Alpha Fund III LP ,
a,c,g,k,m
PIK, 12%, Perpetual .................................. United States 1,321,466 587,663
Total Loan Participations and Assignments (Cost $2,105,020) ....................
587,663
Foreign Government and Agency Securities 57.4%
d
Angola Government Bond ,
Senior Bond, 144A, 8%, 11/26/29 ........................ Angola 900,000 838,094
Senior Bond, 144A, 8.75%, 4/14/32 ...................... Angola 400,000 371,234
Argentina Government Bond , Senior Note , 1% , 7/09/29 .........
Argentina 150,490 51,645
d
Armenia Government Bond , Senior Bond , 144A, 3.95% , 9/26/29 .. Armenia 850,000 713,150
d
Benin Government Bond , Senior Bond , 144A, 4.875% , 1/19/32 ... Benin 700,000 EUR 602,515
Brazil Notas do Tesouro Nacional , 10% , 1/01/29 ..............
Brazil 5,000,000 BRL 870,254
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% , 7/07/32 Cameroon 550,000 EUR 459,427
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ......
Colombia 5,000,000,000 COP 980,319
d
Costa Rica Government Bond , Senior Bond , 144A, 7.158% , 3/12/45 Costa Rica 500,000 493,125
d
Dominican Republic Government Bond ,
144A, 13.625%, 2/03/33 ............................... Dominican
Republic 45,000,000 DOP 793,511
Senior Bond, 144A, 6.4%, 6/05/49 ....................... Dominican
Republic 600,000 513,189
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 55,000,000 DOP 971,092
d
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 500,000 382,696
Senior Bond, 144A, 7.5%, 2/16/61 ....................... Egypt 500,000 326,583
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% , 6/15/35 El Salvador 1,500,000 735,297
d
Ethiopia Government Bond , Senior Bond , 144A, 6.625% , 12/11/24 Ethiopia 1,550,000 1,057,116
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 500,000 422,100
Senior Bond, 144A, 7%, 11/24/31 ........................ Gabon 500,000 423,074
d
Grenada Government Bond ,
Senior Bond, 144A, 7%, 5/12/30 ......................... Grenada 838,729 728,017
Senior Bond, Reg S, 7%, 5/12/30 ........................ Grenada 496,335 430,819
d
Honduras Government Bond , Senior Bond , 144A, 5.625% , 6/24/30 Honduras 600,000 491,090
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 ...... Iraq 1,050,000 975,408
Jamaica Government Bond , Senior Bond , 7.875% , 7/28/45 ......
Jamaica 300,000 352,238
d
Jordan Government Bond , Senior Bond , 144A, 5.85% , 7/07/30 ... Jordan 400,000 369,803
d
Kazakhstan Government Bond , Senior Bond , 144A, 4.875% ,
10/14/44 .......................................... Kazakhstan 400,000 365,000
Kazakhstan MEUKAM ,
Senior Bond, 5.3%, 4/26/23 ............................ Kazakhstan 250,000,000 KZT 533,064
Senior Bond, 5%, 5/15/23 ............................. Kazakhstan 290,000,000 KZT 614,683

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Kenya Government Bond , Senior Note , 12.5% , 5/12/25 .........
Kenya 26,550,000 KES $ 213,836
Mexican Bonos Desarr Fixed Rate , M , 8% , 11/07/47 ...........
Mexico 17,000,000 MXN 832,650
j
Mexican Udibonos , S , Index Linked, Senior Bond , 4% , 11/30/28 .. Mexico 17,687,683 MXN 928,002
Mexico Government Bond , Senior Bond , 3.75% , 1/11/28 ........
Mexico 450,000 431,822
d
Mozambique Government Bond , 144A, 5% to 9/15/23, 9% thereafter ,
9/15/31 ........................................... Mozambique 700,000 564,032
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 . Pakistan 850,000 361,930
Peru Bonos de la Tesoreria , Senior Bond , 5.4% , 8/12/34 ........
Peru 3,000,000 PEN 623,522
e
Russia Government Bond , Senior Bond , 7.65% , 4/10/30 ........ Russia 73,425,000 RUB 156,035
d,e
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .... Ghana 465,160 226,184
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 22,077,951 ZAR 1,055,855
d,e
Suriname Government Bond ,
Senior Bond, 144A, 9.25%, 10/26/26 ..................... Suriname 200,000 158,600
Senior Note, 144A, 12.875%, 12/30/23 .................... Suriname 1,400,000 1,124,200
Tunisia Government Bond , Senior Bond , 4.2% , 3/17/31 .........
Tunisia 190,000,000 JPY 607,208
d,e
Ukraine Government Bond , Senior Bond , 144A, 7.375% , 9/25/34 . Ukraine 2,600,000 528,980
Uruguay Government Bond ,
Senior Bond, 8.25%, 5/21/31 ........................... Uruguay 40,000,000 UYU 931,614
j
Index Linked, Senior Bond, 3.7%, 6/26/37 ................. Uruguay 9,948,831 UYU 266,080
d
Uzbekistan Government Bond , Senior Note , 144A, 14% , 7/19/24 .. Uzbekistan 12,320,000,000 UZS 1,045,112
Total Foreign Government and Agency Securities (Cost $33,946,136) ..............
25,920,205
Supranational 5.5%
Asian Development Bank ,
Senior Note, 8.175%, 9/15/24 ........................... Supranational
n
3,300,000 PLN 770,308
d
Senior Note, Reg S, 8.3%, 10/18/24 ...................... Supranational
n
1,100,000 PLN 257,470
European Investment Bank , Senior Note , 8.5% , 12/01/23 .......
Supranational
n
1,700,000 GEL 627,128
Inter-American Development Bank , GDP Linked Security , Senior
Note , 7.875% , 3/14/23 ................................ Supranational
n
12,600,000,000 IDR 843,023
Total Supranational (Cost $2,312,477) ..........................................
2,497,929
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 275,106 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $83,222,562) ................................
41,967,381
a

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
14
At January 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note 11 regarding other derivative information.
Short Term Investments 6.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 6.7%
o,p
Institutional Fiduciary Trust - Money Market Portfolio, 3.969% .... United States 3,019,371 $ 3,019,371
Total Money Market Funds (Cost $3,019,371) ...................................
3,019,371
Total Short Term Investments (Cost $3,019,371 ) .................................
3,019,371
a
Total Investments (Cost $86,241,933) 99.7% ....................................
$44,986,752
Other Assets, less Liabilities 0.3% .............................................
163,177
Net Assets 100.0% ...........................................................
$45,149,929
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2023, the aggregate value of these securities was $27,706,329, representing 61.4% of net assets.
e
See Note 7 regarding credit risk and defaulted securities.
f
The principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
g
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 1(e).
h
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Principal amount of security is adjusted for inflation. See Note 1(g).
k
Income may be received in additional securities and/or cash.
l
See Note 1(d) regarding loan participations and assignments.
m
Perpetual security with no stated maturity date.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
See Note 3(d) regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 500,000 537,303 3/14/23 $ 7,817 $ (169)
Euro ............. CITI Sell 3,200,000 3,377,696 3/14/23 — (109,984)
Japanese Yen ...... RBCCM Sell 92,000,000 682,088 3/14/23 — (28,576)
Total Forward Exchange Contracts ................................................... $7,817 $(138,729)
Net unrealized appreciation (depreciation) ............................................ $(130,912)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 31 .

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
January 31, 2023 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
15
Franklin
Emerging
Market Debt
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $83,222,562
Cost - Non-controlled affiliates (Not e 3d) ........................................................ 3,019,371
Value - Unaffiliated issuers .................................................................. $41,967,381
Value - Non-controlled affiliates (Not e 3d) ....................................................... 3,019,371
Cash .................................................................................... 851
Foreign currency, at value (cost $317) ........................................................... 270
Receivables:
Capital shares sold ........................................................................ 654,698
Interest ................................................................................. 839,202
Unrealized appreciation on OTC forward exchange contracts .......................................... 7,817
Total assets .......................................................................... 46,489,590
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,001,490
Capital shares redeemed ................................................................... 36,752
Management fees ......................................................................... 12,715
Transfer agent fees ........................................................................ 4,474
Professional fees ......................................................................... 74,479
Trustees' fees and expenses ................................................................. 1,936
Unrealized depreciation on OTC forward exchange contracts .......................................... 138,729
Accrued expenses and other liabilities ........................................................... 69,086
Total liabilities ......................................................................... 1,339,661
Net assets, at value ................................................................. $45,149,929
Net assets consist of:
Paid-in capital ............................................................................. $166,150,902
Total distributable earnings (losses) ............................................................. (121,000,973)
Net assets, at value ................................................................. $45,149,929
Shares outstanding ......................................................................... 4,523,447
Net asset value and m aximum offering price per share ............................................... $9.98

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Operations
for the period ended January 31, 2023 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
16
Franklin
Emerging
Market Debt
Opportunities
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3d) ............................................................. $19,355
Interest: (net of foreign taxes of $14,447)
Unaffiliated issuers ........................................................................ 2,080,031
Total investment income ................................................................... 2,099,386
Expenses:
Management fees (Note 3 a ) ................................................................... 197,392
Transfer agent fees (Note 3 c ) .................................................................. 9,889
Custodian fees (Note 4 ) ...................................................................... 9,560
Registration and filing fees .................................................................... 15,964
Professional fees ........................................................................... 50,334
Trustees' fees and expenses .................................................................. 890
Other .................................................................................... 8,859
Total expenses ......................................................................... 292,888
Expense reductions (Note 4 ) ............................................................... (1)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (60,503)
Net expenses ......................................................................... 232,384
Net investment income ................................................................ 1,867,002
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (3,744,159)
Foreign currency transactions ................................................................ (112,519)
Forward exchange contracts ................................................................. 142,837
Net realized gain (loss) .................................................................. (3,713,841)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 6,444,658
Translation of other assets and liabilities denominated in foreign currencies .............................. 66,706
Forward exchange contracts ................................................................. (309,886)
Net change in unrealized appreciation (depreciation) ............................................ 6,201,478
Net realized and unrealized gain (loss) ............................................................ 2,487,637
Net increase (decrease) in net assets resulting from operations .......................................... $4,354,639

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
17
Franklin Emerging Market Debt Opportunities
Fund
Six Months Ended
January 31, 2023
(unaudited)
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,867,002 $7,104,889
Net realized gain (loss) ................................................. (3,713,841) (8,790,172)
Net change in unrealized appreciation (depreciation) ........................... 6,201,478 (13,124,830)
Net increase (decrease) in net assets resulting from operations ................ 4,354,639 (14,810,113)
Distributions to shareholders .............................................. (4,000,297) —
Capital share transactions (Note 2 ) .......................................... (10,901,836) (64,866,185)
Net increase (decrease) in net assets ................................... (10,547,494) (79,676,298)
Net assets:
Beginning of period ..................................................... 55,697,423 135,373,721
End of period .......................................................... $45,149,929 $55,697,423

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
Franklin Emerging Market Debt Opportunities Fund
18
ftinstitutional.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin Emerging
Market Debt Opportunities Fund (Fund) is included in this
report.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement. At January 31,
2023, the Fund had OTC derivatives in a net liability position of $102,336.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Consolidated Statement of Operations. The
risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 11 regarding other derivative information.
d. Loan Participations and Assignments
The Fund may invest in debt instruments which are interests
in amounts owed to lenders or lending syndicates by
corporate, governmental, or other borrowers. The Fund’s
investments in loans may be in the form of participations
in loans or assignments of all or portion of loans from third parties. A loan is often administered by a bank or other
financial institution (the Lender) that acts as agent for all holders. The agent administers the terms of the loan, as
specified in the loan agreement. The Fund may invest in
multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing
in a loan participation, a Fund has the right to receive
payments of principal, interest and any fees only from the
lender selling the loan and only upon receipt of payments
from the borrower. The Fund generally has no right to
enforce compliance with the terms of the loan agreement
with the borrower. As a result, the Fund may be subject to
credit risk of both the borrower and the lender that is selling the loan. When the Fund purchases assignments from
lenders it acquires direct rights against the borrower of the loan.
e. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
The Fund invests in certain financial instruments, warrants
or commodities through its investments in FT Subsidiary.
FT Subsidiary is a Cayman Islands exempted company
with limited liability, is a wholly-owned subsidiary of the
Fund, and is able to invest in certain financial instruments
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
consistent with the investment objective of the Fund.
At January 31, 2023, FT Subsidiary’s investments, as
well as any other assets and liabilities of FT Subsidiary
are reflected in the Fund’s Consolidated Schedule of
Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At January 31, 2023, the net assets of
FT Subsidiary were $1,547,697, representing 3.4% of the
Fund's consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Consolidated Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
e. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of the Fund as follows:
FT Subsidiary pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of FT Subsidiary as follows:
Six Months Ended
January 31, 2023
Year Ended
July 31, 2022
Shares Amount Shares Amount
Shares sold ................................... 1,097,683 $11,184,322 4,180,738 $46,662,620
Shares issued in reinvestment of distributions .......... 407,454 3,911,562 — —
Shares redeemed ............................... (2,601,177) (25,997,720) (10,106,573) (111,528,805)
Net increase (decrease) .......................... (1,096,040) $(10,901,836) (5,925,835) $(64,866,185)
Subsidiary Affiliation
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% In excess of $1 billion
Annualized Fee Rate Net Assets
1.000% Up to and including $500 million
0.900% Over $500 million, up to and including $1 billion
0.850% In excess of $1 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
For the period ended January 31, 2023, the annualized gross effective investment management fee rate was 0.850% of the
Fund’s average daily net assets.
Management fees paid by the Fund are reduced on assets invested in FT Subsidiary, in an amount not to exceed the management fees paid by FT Subsidiary.
b. Administrative Fees
Under an agreement with FTIML, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by FTIML based on each of the Fund's and FT Subsidiary's average daily net assets, and is not an additional expense of the
Fund or FT Subsidiary.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective
October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended January 31, 2023, the Fund paid transfer agent fees of $9,889, of which $8,908 was retained by Investor
Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended January 31, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $ 1,426,619 $ 22,561,431 $ (20,968,679) $ — $ — $ 3,019,371 3,019,371 $ 19,355
Total Affiliated Securities ... $1,426,619 $22,561,431 $(20,968,679) $— $— $3,019,371 $19,355
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
e. Waiver and Expense Reimbursements
FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 1.00%, based on the average net assets until November 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2023, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2022, the capital loss carryforwards were as follows:
At January 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses, payments-in-kind, bond discounts and premiums, corporate actions, inflation related adjustments on foreign securities, investments in FT Subsidiary, and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2023, aggregated
$2,782,806, and $17,300,162, respectively.
7. Credit Risk and Defaulted Securities
At January 31, 2023, the Fund had 67.6% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $14,488,687
Long term ................................................................................ 53,950,268
Total capital loss carryforwards ............................................................... $68,438,955
Cost of investments .......................................................................... $98,906,045
Unrealized appreciation ........................................................................ $855,484
Unrealized depreciation ........................................................................ (54,905,689)
Net unrealized appreciation (depreciation) .......................................................... $(54,050,205)
3. Transactions with Affiliates
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January
31, 2023, the aggregate value of these securities was $2,843,479 representing 6.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Schedule of Investments.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At January 31, 2023, the Fund had 0.3% of its net assets invested in securities with significant economic risk or exposure to Russia.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
7. Credit Risk and Defaulted Securities
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
At January 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
See Abbreviations on page 31 .
11. Other Derivative Information
At January 31, 2023, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities
as follows:
a
VRI are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
1,000,000
Alfa Bank AO Via Alfa Bond Issua nce plc, Sub. Bond,
144A, 5.95% to 4/14/25, FRN thereafter, 4/15/30 ... 11/21/19 $ 1,005,945 $ —
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 — —
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12 - 1/22/16 4,600,000 —
1,321,466
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16 - 1/30/23 1,099,075 587,663
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn .,
2/05/09 ..................................
10/12/09
- 10/13/11 3,100,000 —
Total Restricted Securities (Value is 1.3% of Net Assets) .............. $10,238,398 $587,663
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the same issuer, valued at $- as of January 31, 2023.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Emerging Market Debt Opportunities Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 7,817 Unrealized depreciation on OTC
forward exchange contracts
$ 138,729
Value recovery instruments ...
Investments in securities, at value 649,480
a
Investments in securities, at value —
Total .................... $657,297 $138,729
10. Restricted Securities
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
For the period ended January 31, 2023, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the period ended J anuary 31, 202 3 , the average month end contract value for forward excha nge contracts and average month end fair value of VRI was $ 4 , 908 , 161 and $ 582 , 735 , respectively.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 31 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended January 31, 2023, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Emerging Market Debt Opportunities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $142,837 Forward exchange contracts $(309,886)
Value recovery instruments Investments — Investments $101,980
a
Total ....................... $142,837 $(207,906)
a
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.
11. Other Derivative Information
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Warrants :
Diversified Financial Services ............. — 649,480 951,295 1,600,775
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds ................... — 2,917,064 795,203
a
3,712,267
Corporate Bonds :
Airlines .............................. — 502,570 — 502,570
Banks ............................... — 1,110,580 — 1,110,580
Capital Markets ........................ — 632,125 — 632,125
Chemicals ........................... — 499,248 — 499,248
Construction Materials .................. — 168,941 — 168,941
Electric Utilities ........................ — 224,459 — 224,459
Food Products ........................ — 563,556 — 563,556
Metals & Mining ....................... — 483,666 — 483,666
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. — 1,857,371 — 1,857,371
Real Estate Management & Development .... — 752,150 — 752,150
Wireless Telecommunication Services ....... — 853,876 — 853,876
Loan Participations and Assignments ......... — — 587,663
a
587,663
Foreign Government and Agency Securities .... — 25,920,205 — 25,920,205
Supranational ........................... — 2,497,929 — 2,497,929
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 3,019,371 — — 3,019,371
Total Investments in Securities ........... $3,019,371 $39,633,220 $2,334,161 $44,986,752
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 7,817 $ — $ 7,817
Total Other Financial Instruments ......... $— $7,817 $— $7,817
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 138,729 $ — $ 138,729
Total Other Financial Instruments ......... $— $138,729 $— $138,729
a
Includes financial instruments determined to have no value at January 31, 2023.
13. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2023, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Financial
Services ........ $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Multiline Retail ...... —
c
— — — — — — — —
c
—
Warrants :
Diversified Financial
Services ........ 911,318 — — — — — — 39,977 951,295 39,977
Private Limited Partnership
Funds :
Capital Markets ..... —
c
— — — — — — — —
c
—
Quasi-Sovereign Bonds . 1,745,112
c
— (1,010,755) — — — (295,001) 355,847 795,203
c
68,073
Corporate Bonds :
Multiline Retail ...... —
c
— — — — — — — —
c
—
Loan Participations and
Assignments ....... 464,984
c
1 2 6 , 008 (95,698) — — 42 — 92 , 32 7 587,663
c
3 4 , 338
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $3,121,414 $126,008 $(1,106,453) $— $— $42 $(295,001) $488,151 $2,334,161 $142,388
Other Financial Instruments:
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Abbreviations on page 31 .
14. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$587,663 Recovery value Discount for lack of
marketability
30.0% Decrease
Free cash flow $6.2 mil Increase
Quasi Sovereign Bonds:
Diversified Financial
Services
...........
795,203 Discounted cash flow Discount rate 12.4% Decrease
Warrants:
Diversified Financial
Services
...........
951,295 Recovery value Implied recovery 6.3% Increase
All other
............
—
b
Total
...............
$2,334,161
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes financial instruments determined to have no value at January 31, 2023.
13. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Abbreviations
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Selected Portfolio
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
BRL Brazilian Real
COP Colombian Peso
DOP Dominican Peso
EUR Euro
GEL Georgian Lari
IDR Indonesian Rupiah
JPY Japanese Yen
KES Kenyan Shilling
KZT Kazakhstani Tenge
MXN Mexican Peso
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

Franklin Global Trust
Shareholder Information

ftinstitutional.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Schedule of
Investments
The Trust, on behalf of the Fund, files a complete
consolidated schedule of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

699 S 03/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
Investment Manager Distributor
Franklin Templeton
Institutional Services
Franklin Templeton Investment
Management Limited
Franklin Distributors, LLC (800) 321-8563
ftinstitutional.com

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is
"independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5.  Audit Committee of Listed Registrants.                   N/A

Item 6.  Schedule of Investments.                                 N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                        N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                       N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                               N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  March 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  March 29, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  March 29, 2023